[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 28, 2002
                                           (AS SUPPLEMENTED MAY 17, 2002)


                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS ~ STOCK FUNDS



                     LARGE CAP FUNDS
CLASS A, CLASS B, AND CLASS C SHARES


                                           BALANCED FUND
                                           EQUITY INCOME FUND
                                           LARGE CAP CORE FUND
                                           LARGE CAP GROWTH FUND
                                           LARGE CAP VALUE FUND







                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS PROSPECTUS
                                           IS ACCURATE OR COMPLETE. ANY
                                           STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF
CONTENTS

FUND SUMMARIES
----------------------------------------------------------------------------
     Balanced Fund                                              2
----------------------------------------------------------------------------
     Equity Income Fund                                         5
----------------------------------------------------------------------------
     Large Cap Core Fund                                        8
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     Large Cap Growth Fund                                     10
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     Large Cap Value Fund                                      13
----------------------------------------------------------------------------
POLICIES & SERVICES
----------------------------------------------------------------------------
     Buying Shares                                             16
----------------------------------------------------------------------------
     Selling Shares                                            20
----------------------------------------------------------------------------
     Managing Your Investment                                  22
----------------------------------------------------------------------------
ADDITIONAL INFORMATION
----------------------------------------------------------------------------
     Management                                                23
----------------------------------------------------------------------------
     More About The Funds                                      24
----------------------------------------------------------------------------
     Financial Highlights                                      27
----------------------------------------------------------------------------
FOR MORE INFORMATION                                   Back Cover
----------------------------------------------------------------------------

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Large Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.






                             1 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
BALANCED FUND

--------------------------------------------------------------------------------
OBJECTIVE

Balanced Fund's objective is to maximize total return (capital appreciation plus income).

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities. Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks that the advisor believes exhibit the potential for superior growth based on factors such as:

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Under normal market conditions, the debt securities portion of the fund's portfolio will be comprised of securities such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds; mortgage- and asset-backed securities; and corporate debt obligations.

In selecting debt securities for the fund, the advisor uses a "top-down" approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.

The fund's debt securities will be rated investment grade at the time or purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of these securities will be either U.S. government securities or securities that have received at least an A or equivalent rating. The fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks, growth stocks, and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in "More About The Funds -- Investment Strategies".

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.


                             2 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
BALANCED FUND CONTINUED

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. No information is presented for Class C shares because those shares were not offered for a full calendar year. The fund's performance reflects sales charges and fund expenses; the benchmarks are unmanaged, have no expenses and are unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, performance would be reduced.


                             3 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
BALANCED FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

12.31%     17.22%     16.20%    4.02%    7.38%    -8.58%
--------------------------------------------------------------------------------
 1996       1997       1998     1999     2000      2001

Best Quarter:       Quarter ending   September 30, 1998      14.02%
Worst Quarter:      Quarter ending   September 30, 2001      (9.94)%

AVERAGE ANNUAL TOTAL RETURNS                      Inception                            Since Inception   Since Inception
AS OF 12/31/01(1)                                      Date    One Year    Five Years        (Class A)         (Class B)
-------------------------------------------------------------------------------------------------------------------------
Balanced Fund (Class A)                              1/9/95    (13.61)%         5.63%            9.36%               N/A
-------------------------------------------------------------------------------------------------------------------------
Balanced Fund (Class B)                              3/1/99    (13.79)%           N/A              N/A            0.96%
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                       (11.88)%        10.70%           15.69%           (1.41)%
-------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(3)                                   8.42%          7.42%            8.17%            7.03%
-------------------------------------------------------------------------------------------------------------------------

(1) On 9/24/01, First American Balanced Fund combined with Firstar Balanced Growth Fund and Firstar Balanced Income Fund. Performance history prior to 9/24/01 represents that of Firstar Balanced Growth Fund.

(2) An unmanaged index of large-capitalization stocks. The since inception performance of the index for Class A and Class B shares is calculated from 1/31/95 and 2/28/99, respectively.

(3) An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae and Freddie Mac. The Lehman Asset Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto and home equity loans. The since inception performance of the index for Class A and Class B shares is calculated from 1/31/95 and 2/28/99, respectively.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)                            CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                            5.50%         5.00%      2.00%
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (AS A PERCENTAGE OF OFFERING PRICE)                                                  5.50%(1)      0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
  WHICHEVER IS LESS)                                                                   0.00%(2)      5.00%      1.00%
ANNUAL MAINTENANCE FEE(3)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                                      $ 25          $ 25       $ 25
ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------
  Management Fees                                                                      0.65%         0.65%      0.65%
  Distribution and Service (12b-1) Fees                                                0.25%         1.00%      1.00%
  Other Expenses                                                                       0.32%         0.32%      0.32%
  Total Annual Fund Operating Expenses                                                 1.22%         1.97%      1.97%
  Waiver of Fund Expenses(5)                                                          (0.17)%       (0.17)%    (0.17)%
  NET EXPENSES(5)                                                                      1.05%         1.80%      1.80%
----------------------------------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.05%, 1.80% and 1.80%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                      CLASS B                   CLASS B                CLASS C                   CLASS C
                          assuming redemption    assuming no redemption    assuming redemption    assuming no redemption
               CLASS A  at end of each period     at end of each period  at end of each period     at end of each period
-------------------------------------------------------------------------------------------------------------------------
 1 year           $651                   $683                      $183                   $381                      $281
 3 years          $900                 $1,001                      $601                   $695                      $695
 5 years        $1,167                 $1,245                    $1,045                 $1,135                    $1,135
10 years        $1,930                 $2,082                    $2,082                 $2,356                    $2,356

                             4 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
EQUITY INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

o    the ability to pay above average dividends.

o    the ability to finance expected growth.

o    strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests up to 25% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest up to 20% of its total assets in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The fund's performance reflects sales charges and fund expenses; the benchmarks are unmanaged, have no expenses and are unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, performance would be reduced.


                             5 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
EQUITY INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

 4.70%   3.85%   22.73%   19.80%   27.53%   15.68%   3.86%   12.28%   -4.37%
--------------------------------------------------------------------------------
 1993    1994     1995     1996     1997     1998    1999     2000     2001


Best Quarter:       Quarter ending   June 30, 1997           11.95%
Worst Quarter:      Quarter ending   September 30, 1999      (8.67)%


                                                                                    Since          Since           Since
AVERAGE ANNUAL TOTAL RETURNS            Inception                               Inception      Inception       Inception
AS OF 12/31/01(1)                            Date    One Year  Five Years       (Class A)      (Class B)       (Class C)
-------------------------------------------------------------------------------------------------------------------------
Equity Income Fund (Class A)             12/18/92     (9.62)%       9.23%          10.65%            N/A             N/A
-------------------------------------------------------------------------------------------------------------------------
Equity Income Fund (Class B)              8/15/94     (9.30)%       9.42%             N/A         12.06%             N/A
-------------------------------------------------------------------------------------------------------------------------
Equity Income Fund (Class C)               2/1/99     (6.99)%         N/A             N/A            N/A           2.28%
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)             (11.88)%      10.70%          13.54%         14.75%          (2.44)%
-------------------------------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(3)                      8.48%        7.36%           7.23%          7.75%           5.80%
-------------------------------------------------------------------------------------------------------------------------

(1)  Prior to 3/25/94, Boulevard Bank was the investment advisor of the fund.

(2) An unmanaged index of large-capitalization stocks. Previously, the fund used the Lehman Gov't/Credit Bond Index as a benchmark. Going forward, the fund will use the Standard & Poor's 500 Composite Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index for Class A, Class B and Class C shares is calculated from 12/31/92, 8/31/94, and 1/31/99, respectively.

(3) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment grade corporate debt securities. The since inception performance of the index for Class A, Class B and Class C shares is calculated from 12/31/92, 8/31/94, and 1/31/99, respectively.


                             6 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
EQUITY INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)                        CLASS A        CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                         5.50%         5.00%      2.00%
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (AS A PERCENTAGE OF OFFERING PRICE)                                               5.50%(1)      0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
  REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                           0.00%(2)      5.00%      1.00%

ANNUAL MAINTENANCE FEE(3)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                                 $   25        $   25     $   25

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
  Management Fees                                                                   0.65%         0.65%      0.65%
  Distribution and Service (12b-1) Fees                                             0.25%         1.00%      1.00%
  Other Expenses                                                                    0.29%         0.29%      0.29%
  Total Annual Fund Operating Expenses                                              1.19%         1.94%      1.94%
  Waiver of Fund Expenses(5)                                                       (0.04)%       (0.04)%    (0.04)%
  NET EXPENSES(5)                                                                   1.15%         1.90%      1.90%
-----------------------------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until June 30, 2003, so that Net Expenses do not exceed 1.15%, 1.90% and 1.90%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                      CLASS B                   CLASS B                CLASS C                   CLASS C
                          assuming redemption    assuming no redemption    assuming redemption    assuming no redemption
               CLASS A  at end of each period     at end of each period  at end of each period     at end of each period
-------------------------------------------------------------------------------------------------------------------------
 1 year           $661                   $693                      $193                   $391                      $291
 3 years          $900                 $1,002                      $602                   $696                      $696
 5 years        $1,162                 $1,241                    $1,041                 $1,130                    $1,130
10 years        $1,908                 $2,064                    $2,064                 $2,336                    $2,336

                             7 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
LARGE CAP CORE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Core Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Core Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    strong competitive position.

o    strong management.

o    sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. No information is presented for Class C shares because those shares were not offered for a full calendar year. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                             8 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
LARGE CAP CORE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

17.85%    27.63%    30.16%    14.03%    -1.48%    -22.42%
--------------------------------------------------------------------------------
 1996      1997      1998      1999      2000       2001


Best Quarter:       Quarter ending   December 31, 1998        23.97%
Worst Quarter:      Quarter ending   September 30, 2001      (17.51)%

AVERAGE ANNUAL TOTAL RETURNS                      Inception                            Since Inception   Since Inception
AS OF 12/31/01(1)                                      Date    One Year    Five Years        (Class A)         (Class B)
-------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund (Class A)                        1/9/95    (26.68)%         5.62%           10.54%               N/A
-------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund (Class B)                        3/1/99    (26.86)%           N/A              N/A           (5.91)%
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                       (11.88)%        10.70%           15.69%           (1.42)%
-------------------------------------------------------------------------------------------------------------------------

(1) On 9/24/01, the Large Cap Core Fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund.

(2) An unmanaged index of large-capitalization stocks. The since inception performance of the index for Class A and Class B shares is calculated from 1/31/95 and 2/28/99, respectively.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)                        CLASS A       CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                         5.50%         5.00%      2.00%
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (AS A PERCENTAGE OF OFFERING PRICE)                                               5.50%(1)      0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
  REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                           0.00%(2)      5.00%      1.00%
ANNUAL MAINTENANCE FEE(3)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                                 $   25        $   25     $   25
ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
  Management Fees                                                                   0.65%         0.65%      0.65%
  Distribution and Service (12b-1) Fees                                             0.25%         1.00%      1.00%
  Other Expenses                                                                    0.30%         0.30%      0.30%
  Total Annual Fund Operating Expenses                                              1.20%         1.95%      1.95%
  Waiver of Fund Expenses(5)                                                       (0.05)%       (0.05)%    (0.05)%
  NET EXPENSES(5)                                                                   1.15%         1.90%      1.90%
-----------------------------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%, 1.90% and 1.90%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                     CLASS B                   CLASS B                CLASS C                   CLASS C
                          assuming redemption    assuming no redemption    assuming redemption    assuming no redemption
               CLASS A  at end of each period     at end of each period  at end of each period     at end of each period
-------------------------------------------------------------------------------------------------------------------------
 1 year           $661                   $693                      $193                   $391                      $291
 3 years          $905                 $1,007                      $607                   $701                      $701
 5 years        $1,169                 $1,247                    $1,047                 $1,137                    $1,137
10 years        $1,920                 $2,073                    $2,073                 $2,347                    $2,347


                             9 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings.

o    strong competitive position.

o    strong management.

o    sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class B shares has varied from year to year. The performance of Class A shares will be higher than Class B shares due to their lower expenses. The performance of Class C shares will be similar to Class B shares due to their similar expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. No information is presented for Class C shares because those shares were not offered for a full calendar year. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                            10 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

27.37%   23.35%   25.28%   28.05%   25.42%   -12.15%   -24.66%
--------------------------------------------------------------
 1995     1996     1997     1998     1999      2000      2001


Best Quarter:       Quarter ending   December 31, 1998        23.49%
Worst Quarter:      Quarter ending   March 31, 2001          (20.15)%

AVERAGE ANNUAL TOTAL RETURNS                      Inception                            Since Inception   Since Inception
AS OF 12/31/01(1)                                      Date    One Year    Five Years        (Class A)         (Class B)
-------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class A)                     3/31/00    (28.23)%           N/A         (25.40)%               N/A
-------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class B)                    12/12/94    (28.42)%         5.58%              N/A            11.58%
-------------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                   (20.42)%         8.27%         (27.02)%            14.07%
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's/BARRA 500 Growth Index(3)                    (12.70)%        11.09%         (21.54)%            16.40%
-------------------------------------------------------------------------------------------------------------------------

(1) On 5/17/02, Capital Growth Fund merged into Large Cap Growth Fund, each a series of First American Investment Funds, Inc. Performance presented prior to 5/17/02 represents that of Capital Growth Fund. On 9/24/01, Capital Growth Fund became the successor by merger to Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's/BARRA 500 Growth Index as a benchmark. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index for Class A and Class B shares is calculated from 3/31/00 and 12/31/94, respectively.

(3) The Standard & Poor's/BARRA 500 Growth Index is an unmanaged market capitalization weighted index comprised of the stocks in the Standard & Poor's 500 Composite Index with the highest valuations and, in the adviser's view, the greatest growth opportunities. The since inception performance of the indices for Class A and Class B shares is calculated from 3/31/00 and 12/31/94, respectively.


                            11 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)                         CLASS A       CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                         5.50%         5.00%      2.00%
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (AS A PERCENTAGE OF OFFERING PRICE)                                               5.50%(1)      0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
  REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                           0.00%(2)      5.00%      1.00%
ANNUAL MAINTENANCE FEE(3)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                                 $   25        $   25     $   25
ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
  Management Fees                                                                   0.65%         0.65%      0.65%
  Distribution and Service (12b-1) Fees                                             0.25%         1.00%      1.00%
  Other Expenses                                                                    0.32%         0.32%      0.32%
  Total Annual Fund Operating Expenses                                              1.22%         1.97%      1.97%
  Waiver of Fund Expenses(5)                                                       (0.07)%       (0.07)%    (0.07)%
  NET EXPENSES(5)                                                                   1.15%         1.90%      1.90%
-----------------------------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until June 30, 2003, so that Net Expenses do not exceed 1.15%, 1.90% and 1.90%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                      CLASS B                   CLASS B                CLASS C                   CLASS C
                          assuming redemption    assuming no redemption    assuming redemption    assuming no redemption
               CLASS A  at end of each period     at end of each period  at end of each period     at end of each period
-------------------------------------------------------------------------------------------------------------------------
 1 year           $661                   $693                      $193                   $391                      $291
 3 years          $904                 $1,006                      $606                   $700                      $700
 5 years        $1,172                 $1,251                    $1,051                 $1,140                    $1,140
10 years        $1,936                 $2,092                    $2,092                 $2,363                    $2,363


                            12 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                            13 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

 7.98%  15.10%  4.12%  31.94%  29.10%  22.41%  9.71%   7.91%   0.17%  -7.86%
--------------------------------------------------------------------------------
 1992    1993   1994    1995    1996    1997   1998    1999    2000    2001


Best Quarter:       Quarter ending   December 31, 1998        16.55%
Worst Quarter:      Quarter ending   September 30, 1998      (13.91)%

                                                                                                   Since            Since
AVERAGE ANNUAL TOTAL RETURNS              Inception                            Ten Years       Inception        Inception
AS OF 12/31/01                                 Date    One Year  Five Years    (Class A)       (Class B)        (Class C)
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class A)             12/22/87    (12.93)%       4.80%       10.79%             N/A              N/A
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class B)              8/15/94    (13.17)%       4.97%          N/A          10.95%              N/A
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class C)               2/1/99    (10.41)%         N/A          N/A             N/A          (2.03)%
-------------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(1)                             (5.59)%      11.13%       14.16%          14.59%           2.54%
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)               (11.88)%      10.70%       12.93%          14.91%          (2.44)%
-------------------------------------------------------------------------------------------------------------------------

(1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard and Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Value Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index for Class B and Class C shares is calculated from 8/31/94 and 1/31/99, respectively.

(2) An unmanaged index of large-capitalization stocks. The since inception performance of the index for Class B and Class C shares is calculated from 8/31/94 and 1/31/99, respectively.


                            14 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)                        CLASS A        CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                         5.50%         5.00%      2.00%

  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (AS A PERCENTAGE OF OFFERING PRICE)                                               5.50%(1)      0.00%      1.00%

  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
  REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                           0.00%(2)      5.00%      1.00%

ANNUAL MAINTENANCE FEE(3)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                                 $   25        $   25     $   25

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
  Management Fees                                                                   0.65%         0.65%      0.65%
  Distribution and Service (12b-1) Fees                                             0.25%         1.00%      1.00%
  Other Expenses                                                                    0.28%         0.28%      0.28%
  Total Annual Fund Operating Expenses                                              1.18%         1.93%      1.93%
  Waiver of Fund Expenses(5)                                                       (0.03)%       (0.03)%    (0.03)%
  NET EXPENSES(5)                                                                   1.15%         1.90%      1.90%
-----------------------------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until June 30, 2003, so that Net Expenses do not exceed 1.15%, 1.90% and 1.90%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                      CLASS B                   CLASS B                CLASS C                   CLASS C
                          assuming redemption    assuming no redemption    assuming redemption    assuming no redemption
               CLASS A  at end of each period     at end of each period  at end of each period     at end of each period
-------------------------------------------------------------------------------------------------------------------------
 1 year           $661                   $693                      $193                   $391                      $291
 3 years          $899                 $1,001                      $601                   $695                      $695
 5 years        $1,159                 $1,237                    $1,037                 $1,127                    $1,127
10 years        $1,899                 $2,055                    $2,055                 $2,327                    $2,327


                            15 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
BUYING SHARES

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

The funds offer five different share classes. This prospectus offers Class A, Class B, and Class C shares; Class S and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes that will affect performance. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services.

Because not everyone is eligible to buy every class, determine which classes you are eligible to buy and then decide which class best suits your needs. A number of factors, including the amount of your purchase and the length of time you expect to hold your shares, should be considered before choosing a share class. Contact your investment professional for help in deciding which class would be best for you.

The following describes the features of each class:

CLASS A SHARES. Class A shares have:

o a front-end sales charge determined by the amount of your purchase. See "Calculating Your Share Price -- Class A Shares."

o annual distribution and service (12b-1) fees of 0.25%.* See "Fund Summaries -- Fees and Expenses."

o    reduced sales charges for larger purchases. See "Reducing Your Sales
     Charge."

CLASS B SHARES. Class B shares have:

o    no front-end sales charge.

o a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase. See "Calculating Your Share Price -- Class B Shares."

o annual distribution and service (12b-1) fees of 1.00%. See "Fund Summaries -- Fees and Expenses."

o automatic conversion to Class A shares approximately eight years after purchase which reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

CLASS C SHARES. Class C shares have:

o a front-end sales charge of 1.00%. See "Calculating Your Share Price -- Class C Shares."

o a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 18 months of purchase. See "Calculating Your Share Price -- Class C Shares."

o annual distribution and service (12b-1) fees of 1.00%.* See "Fund Summaries -- Fees and Expenses."

*Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.

Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for Class B shares for $250,000 or more will be treated as orders for Class A shares.

o orders for Class C shares for $1 million or more will be treated as orders for Class A shares.

o orders for Class B or Class C shares by an investor eligible to purchase Class A shares without a front-end sales charge will be treated as orders for Class A shares.

CLASS S SHARES. Class S shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are typically held in an omnibus account with the transfer agent.

o    do not have a front-end sales charge or a deferred sales charge.

o have an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

CLASS Y SHARES. Class Y shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are typically held in an omnibus account with the transfer agent.

o do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                                            12b-1 fees are equal to:
--------------------------------------------------------------------------------
Class A shares                                 0.25% of average daily net assets
Class B shares                                 1% of average daily net assets
Class C shares                                 1% of average daily net assets


                            16 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
BUYING SHARES CONTINUED


Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. The funds' distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds' distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to institutions which sell Class B shares. See "Buying Shares -- Class B Shares." The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

CLASS A SHARES. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.


                                                          Maximum
                               Sales Charge           Reallowance
                          as a % of      as a % of      as a % of
                           Purchase     Net Amount       Purchase
                              Price       Invested          Price
-----------------------------------------------------------------
Less than $50,000             5.50%          5.82%          5.00%
$ 50,000 - $ 99,999           4.50%          4.71%          4.00%
$100,000 - $249,999           3.50%          3.63%          3.25%
$250,000 - $499,999           2.50%          2.56%          2.25%
$500,000 - $999,999           2.00%          2.04%          1.75%
$1 million and over              0%             0%             0%


REDUCING YOUR SALES CHARGE. As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other First American fund Class A shares that you purchased for $25,000, but are now valued at $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any First American fund by certain other accounts also will be combined with your purchase to determine your sales charge. Each fund will combine purchases made by you, your spouse, and your children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account. To receive a reduced sales charge, you must notify the funds of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The


                            17 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
BUYING SHARES CONTINUED

SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

--------------------------------------------------------------------------------

FOR INVESTMENTS OF OVER $1 MILLION

There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 701/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

o    redemptions required as a result of over contribution to an IRA plan.

CLASS B SHARES. Your purchase price for Class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions which sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

                                                       CDSC as a % of the
Year since purchase                                   value of your shares
---------------------------------------------------------------------------
First                                                          5%
Second                                                         5%
Third                                                          4%
Fourth                                                         3%
Fifth                                                          2%
Sixth                                                          1%
Seventh                                                        0%
Eighth                                                         0%

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchase the shares.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 701/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

o    redemptions required as a result of over contribution to an IRA plan.

CLASS C SHARES. Your purchase price for Class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to an additional 1% of your purchase price to your investment professional or participating institution. Furthermore, the advisor may pay its affiliated broker-dealers, U.S. Bancorp Piper Jaffray Inc. and U.S. Bancorp Investments, Inc., an additional commission of up to 1% of your purchase price. The distributor receives any CDSC imposed when you sell your Class C shares.

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.


                            18 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
BUYING SHARES CONTINUED

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund's advisor and its affiliates. The fund also has the right to reject any purchase order.

You may buy shares on any day the New York Stock Exchange is open. However purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next net asset value calculated after your order is accepted by the fund, plus any applicable sales charge. "Accepted" means that you placed an order with your investment professional or financial institution and it has been processed, or your payment has been received and your application is complete. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to purchase fund shares. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND before the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time). All information will be taken over the telephone, and your order will be placed when the funds receive payment by wire. Wire federal funds as follows:

U.S. Bank National Association
ABA Number:  0420-00013
Account Number:  112-952-137
Credit to:  First American (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase additional shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third-party checks, credit cards, credit card checks, and cash are not accepted.

o if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your First American Fund into another First American Fund of the same class.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.


                            19 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next net asset value calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. Be sure to read the section "Buying Shares" for a description of contingent deferred sales charges. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Redemption In Kind" below.

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to redeem fund shares. In these cases, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

o    name of the fund.

o    account number.

o    dollar amount or number of shares redeemed.

o    name on the account.

o    signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o    your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

--------------------------------------------------------------------------------
REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund, you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.


                            20 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
SELLING SHARES CONTINUED

--------------------------------------------------------------------------------

ACCOUNTS WITH LOW BALANCES

Except for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

o    deduct a $25 annual account maintenance fee, or

o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares. You may exchange your shares on any day when the New York Stock Exchange is open. However, exchanges of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares or Class S shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares or Class S shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. If both funds have identical shareholder registration, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 800 677-FUND. Your instructions must be received before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of in cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon the disposition of the securities received in the redemption.

                            21 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements for funds held in a brokerage account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Large Cap Core Fund, Large Cap Growth Fund and Large Cap Value Fund are expected to consist primarily of capital gains.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                            22 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
BALANCED FUND                                                              0.68%

EQUITY INCOME FUND                                                         0.55%

LARGE CAP CORE FUND(2)                                                     0.71%

LARGE CAP GROWTH FUND                                                      0.61%

LARGE CAP VALUE FUND                                                       0.60%
--------------------------------------------------------------------------------

(1) Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to Balanced Fund, Equity Income Fund, Large Cap Growth Fund and Large Cap Value Fund; Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, served as investment advisor to the Large Cap Core Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each fund to U.S. Bancorp Asset Management did not change as a result of the combination.

(2) On September 24, 2001, the Large Cap Core Fund became the successor by merger to the Firstar Large Cap Core Fund. The fiscal year end for the Firstar fund was October 31; Large Cap Core Fund has a fiscal year end of September 30. Information presented in the table has been annualized for the eleven-month fiscal period ended September 30, 2001.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and of up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                            23 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

EFFECTIVE DURATION. Balanced Fund normally attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates.

EFFECTIVE MATURITY. Balanced Fund normally attempts to maintain a weighted average effective maturity for the debt securities in its portfolio of 15 years or less. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

PORTFOLIO TURNOVER. Portfolio managers for the funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

FOREIGN SECURITY RISK. Each fund may invest up to 25% of its total assets (25% of the equity portion of its portfolio for Balanced Fund) in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Balanced Fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.


                            24 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS CONTINUED

RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND AND EQUITY INCOME FUND

INTEREST RATE RISK. Debt securities in Balanced Fund and Equity Income Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

CREDIT RISK. Balanced Fund and Equity Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

Balanced Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When Balanced Fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

As discussed in the "Fund Summaries" section, Equity Income Fund invests in convertible debt securities that are rated below investment grade and are therefore subject to additional credit risk.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

EXTENSION RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

PREPAYMENT RISK. Mortgage- and asset-backed securities also are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities

                            25 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS CONTINUED

may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

RISKS OF DOLLAR ROLL TRANSACTIONS. In a dollar roll transaction, Balanced Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.

                            26 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A, Class B and Class C shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar Balanced Growth Fund were exchanged for Class A shares of the First American Balanced Fund, and Firstar Class B shares were exchanged for Class B shares of the First American Fund. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Balanced Fund and Firstar Balanced Growth Fund. Firstar Balanced Growth Fund is the accounting survivor.

The financial highlights for the Large Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Core Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar Large Cap Core Equity Fund were exchanged for Class A shares of the First American Large Cap Core Fund, and Firstar Class B shares were exchanged for Class B shares of the First American Fund.

The information for Equity Income Fund, Large Cap Growth Fund and Large Cap Value Fund for the fiscal periods ended September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal periods ended on or before September 30, 1998, has been audited by other auditors.

The information for Balanced Fund and Large Cap Core Fund for the fiscal period ended September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal periods ended on or before October 31, 2000, has been audited by other auditors.


                            27 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

BALANCED FUND

                                           Fiscal period
                                                ended
                                            September 30,            Fiscal year ended October 31,
CLASS A SHARES                                2001(1,2)       2000          1999          1998          1997
--------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period        $   13.83     $   12.39     $   12.30     $   12.57     $   11.54
                                            ---------     ---------     ---------     ---------     ---------
Investment Operations:
  Net Investment Income                          0.18          0.23          0.20          0.23          0.24
  Net Gains (Losses) on Investments
    (both realized and unrealized)              (2.24)         2.12          0.49          0.77          1.73
                                            ---------     ---------     ---------     ---------     ---------
  Total From Investment Operations              (2.06)         2.35          0.69          1.00          1.97
                                            ---------     ---------     ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)        (0.20)        (0.22)        (0.20)        (0.24)        (0.24)
  Distributions (from capital gains)            (2.07)        (0.69)        (0.40)        (1.03)        (0.70)
                                            ---------     ---------     ---------     ---------     ---------
  Total Distributions                            2.27         (0.91)        (0.60)        (1.27)        (0.94)
                                            ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period              $    9.50     $   13.83     $   12.39     $   12.30     $   12.57
                                            =========     =========     =========     =========     =========
Total Return(3)                                (17.03)%       19.46%         5.56%         8.60%        18.07%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)             $ 127,590     $  54,380     $  53,807     $  59,657     $  44,026
Ratio of Expenses to Average Net Assets          1.22%         1.22%         1.18%         1.00%         1.00%
Ratio of Net Income to Average Net Assets        1.96%         1.66%         1.59%         1.91%         2.06%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                            1.28%         1.28%         1.25%         1.24%         1.25%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                            1.90%         1.60%         1.52%         1.67%         1.81%
Portfolio Turnover Rate                            54%           79%           69%           56%           70%
--------------------------------------------------------------------------------------------------------------

(1) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)  Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                               Fiscal period
                                                                   ended
                                                               September 30,  Fiscal period ended October 31,
CLASS B SHARES                                                   2001(1,2)       2000          1999(3)
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $   13.75     $   12.33     $   12.37
                                                                ---------     ---------     ---------
Investment Operations:
  Net Investment Income                                              0.17          0.13          0.07
  Net Gains (Losses) on Investments
        (both realized and unrealized)                              (2.29)         2.11         (0.04)
                                                                ---------     ---------     ---------
  Total From Investment Operations                                  (2.12)         2.24          0.03
                                                                ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)                            (0.13)        (0.14)        (0.07)
  Distributions (from capital gains)                                (2.06)        (0.68)           --
                                                                ---------     ---------     ---------
  Total Distributions                                               (2.19)        (0.82)        (0.07)
                                                                ---------     ---------     ---------
Net Asset Value, End of Period                                  $    9.44     $   13.75     $   12.33
                                                                =========     =========     =========
Total Return(4)                                                    (17.64)%       18.77%         0.25%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $  47,150     $   2,243     $     630
Ratio of Expenses to Average Net Assets                              1.93%         1.97%         1.97%
Ratio of Net Income to Average Net Assets                            1.22%         0.91%         0.87%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.99%         2.03%         2.03%
Ratio of Net Income to Average Net Assets (excluding waivers)        1.16%         0.85%         0.81%
Portfolio Turnover Rate                                                54%           79%           69%
------------------------------------------------------------------------------------------------------

(1) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)  Per share data calculated using average shares outstanding method.

(3) Class B shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            28 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

BALANCED FUND (CONTINUED)


                                                              Fiscal period
                                                                  ended
CLASS C SHARES                                            September 30, 2001(1,2)
---------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $    9.29
                                                                ---------
Investment Operations:
  Net Investment Income                                                --
  Net Gains (Losses) on Investments
        (both realized and unrealized)                               0.20
                                                                ---------
  Total From Investment Operations                                   0.20
                                                                ---------
Less Distributions:
  Dividends (from net investment income)                               --
  Distributions (from capital gains)                                   --
                                                                ---------
  Total Distributions                                                  --
                                                                ---------
Net Asset Value, End of Period                                  $    9.49
                                                                =========
Total Return(3)                                                      2.15%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $   2,351
Ratio of Expenses to Average Net Assets                              0.94%
Ratio of Net Income to Average Net Assets                            2.20%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.94%
Ratio of Net Income to Average Net Assets (excluding waivers)        2.20%
Portfolio Turnover Rate                                                54%
-------------------------------------------------------------------------

(1) Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)  Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            29 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

EQUITY INCOME FUND

                                                             Fiscal year ended September 30,
CLASS A SHARES                               2001(1)         2000           1999         1998          1997
-------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period        $   16.29     $   15.94     $   15.70     $   15.69     $   12.65
                                            ---------     ---------     ---------     ---------     ---------
Investment Operations:
  Net Investment Income                          0.29          0.28          0.36          0.41          0.40
  Net Gains (Losses) on Investments
        (both realized and unrealized)          (0.74)         1.45          1.15          0.86          3.40
                                            ---------     ---------     ---------     ---------     ---------
  Total From Investment Operations              (0.45)         1.73          1.51          1.27          3.80
                                            ---------     ---------     ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)        (0.32)        (0.28)        (0.37)        (0.41)        (0.41)
  Distributions (from capital gains)            (3.39)        (1.10)        (0.90)        (0.85)        (0.35)
                                            ---------     ---------     ---------     ---------     ---------
  Total Distributions                           (3.71)        (1.38)        (1.27)        (1.26)        (0.76)
                                            ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period              $   12.13     $   16.29     $   15.94     $   15.70     $   15.69
                                            =========     =========     =========     =========     =========
Total Return(2)                                 (3.89)%       11.11%         9.74%         8.38%        31.16%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)             $  24,557     $  20,607     $  18,970     $  11,018     $   7,276
Ratio of Expenses to Average Net Assets          1.00%         1.00%         1.00%         1.00%         1.00%
Ratio of Net Income to Average Net Assets        1.97%         1.69%         2.01%         2.58%         2.96%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                            1.15%         1.14%         1.13%         1.12%         1.17%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                            1.82%         1.55%         1.88%         2.46%         2.79%
Portfolio Turnover Rate                            33%           36%           35%           14%           39%
-------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                            Fiscal year ended September 30,
CLASS B SHARES                               2001(1)        2000           1999         1998          1997
-------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period        $   16.24     $   15.90     $   15.65     $   15.62     $   12.61
                                            ---------     ---------     ---------     ---------     ---------
Investment Operations:
  Net Investment Income                          0.18          0.18          0.24          0.30          0.29
  Net Gains (Losses) on Investments
        (both realized and unrealized)          (0.75)         1.44          1.16          0.87          3.37
                                            ---------     ---------     ---------     ---------     ---------
  Total From Investment Operations              (0.57)         1.62          1.40          1.17          3.66
                                            ---------     ---------     ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)        (0.21)        (0.18)        (0.25)        (0.29)        (0.30)
  Distributions (from capital gains)            (3.39)        (1.10)        (0.90)        (0.85)        (0.35)
                                            ---------     ---------     ---------     ---------     ---------
  Total Distributions                           (3.60)        (1.28)        (1.15)        (1.14)        (0.65)
                                            ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period              $   12.07     $   16.24     $   15.90     $   15.65     $   15.62
                                            =========     =========     =========     =========     =========
Total Return(2)                                 (4.64)%       10.35%         9.10%         7.77%        30.06%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)             $  11,516     $  10,366     $  10,971     $   8,570     $   6,619
Ratio of Expenses to Average Net Assets          1.75%         1.75%         1.75%         1.75%         1.75%
Ratio of Net Income to Average Net Assets        1.20%         0.95%         1.34%         1.81%         2.19%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                            1.90%         1.89%         1.88%         1.87%         1.92%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                            1.05%         0.81%         1.21%         1.69%         2.02%
Portfolio Turnover Rate                            33%           36%           35%           14%           39%
--------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            30 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

EQUITY INCOME FUND (CONTINUED)

                                                                  Fiscal period ended September 30,
CLASS C SHARES                                                   2001(1)        2000         1999(2)
-------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $   16.28     $   15.93     $   16.62
                                                                ---------     ---------     ---------
Investment Operations:
  Net Investment Income                                              0.18          0.19          0.21
  Net Gains (Losses) on Investments
        (both realized and unrealized)                              (0.76)         1.44         (0.70)
                                                                ---------     ---------     ---------
  Total From Investment Operations                                  (0.58)         1.63         (0.49)
                                                                ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)                            (0.22)        (0.18)        (0.20)
  Distributions (from capital gains)                                (3.39)        (1.10)           --
                                                                ---------     ---------     ---------
  Total Distributions                                               (3.61)        (1.28)        (0.20)
                                                                ---------     ---------     ---------
Net Asset Value, End of Period                                  $   12.09     $   16.28     $   15.93
                                                                =========     =========     =========
Total Return(3)                                                     (4.74)%       10.41%        (3.02)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $   8,028     $   2,511     $   1,700
Ratio of Expenses to Average Net Assets                              1.75%         1.75%         1.76%
Ratio of Net Income to Average Net Assets                            1.20%         0.88%         0.65%
Ratios of Expenses to Average Net Assets
  (excluding waivers)                                                1.90%         1.89%         1.88%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                                                1.05%         0.74%         0.53%
Portfolio Turnover Rate                                                33%           36%           35%
-------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            31 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

LARGE CAP CORE FUND

                                               Fiscal period
                                                    ended
                                                 September 30,             Fiscal year ended October 31,
CLASS A SHARES                                     2001(1,2)      2000(2)       1999(2)        1998(2)        1997
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $   43.33     $   37.96     $   35.72     $   35.27     $   30.32
                                                   ---------     ---------     ---------     ---------     ---------
Investment Operations:
  Net Investment Income (Loss)                         (0.01)        (0.15)        (0.12)        (0.02)        (0.05)
  Net Gains (Losses) on Investments
        (both realized and unrealized)                (14.00)         7.55          6.42          5.66          6.30
                                                   ---------     ---------     ---------     ---------     ---------
  Total From Investment Operations                    (14.01)         7.40          6.30          5.64          6.25
                                                   ---------     ---------     ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)                  --            --         (0.02)        (0.02)           --
  Distributions (from capital gains)                   (4.88)        (2.03)        (4.04)        (5.17)        (1.30)
                                                   ---------     ---------     ---------     ---------     ---------
  Total Distributions                                  (4.88)        (2.03)        (4.06)        (5.19)        (1.30)
                                                   ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                     $   24.44     $   43.33     $   37.96     $   35.72     $   35.27
                                                   =========     =========     =========     =========     =========
Total Return(3)                                       (35.83)%       19.92%        17.92%        18.58%        21.30%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $  34,330     $  51,232     $  47,238     $  38,213     $  25,043
Ratio of Expenses to Average Net Assets                 1.20%         1.20%         1.19%         1.14%         1.14%
Ratio of Net Income (Loss) to Average Net Assets       (0.04)%       (0.35)%       (0.31)%       (0.05)%       (0.16)%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                   1.24%         1.21%         1.20%         1.21%         1.21%
Ratio of Net Income (Loss) to Average Net Assets
  (excluding waivers)                                  (0.08)%       (0.36)%       (0.32)%       (0.12)%       (0.23)%
Portfolio Turnover Rate                                   40%           60%           59%           52%           62%
---------------------------------------------------------------------------------------------------------------------

(1) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)  Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                                              Fiscal period   Fiscal year Fiscal period
                                                                  ended         ended        ended
                                                              September 30,   October 31,  October 31,
CLASS B SHARES                                                  2001(1,2)       2000(2)      1999(2,3)
------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $   42.80     $   37.78     $   36.92
                                                                ---------     ---------     ---------
Investment Operations:
  Net Investment Income (Loss)                                      (0.22)        (0.47)        (0.29)
  Net Gains (Losses) on Investments
        (both realized and unrealized)                             (13.76)         7.52          1.15
                                                                ---------     ---------     ---------
  Total From Investment Operations                                 (13.98)         7.05          0.86
                                                                ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)                               --            --            --
  Distributions (from capital gains)                                (4.88)        (2.03)           --
                                                                ---------     ---------     ---------
  Total Distributions                                               (4.88)        (2.03)           --
                                                                ---------     ---------     ---------
Net Asset Value, End of Period                                  $   23.94     $   42.80     $   37.78
                                                                =========     =========     =========
Total Return(4)                                                    (36.28)%       19.06%         2.33%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $   2,954     $   1,483     $     722
Ratio of Expenses to Average Net Assets                              1.93%         1.95%         1.96%
Ratio of Net Income (Loss) to Average Net Assets                    (0.79)%       (1.10)%       (1.17)%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                                1.97%         1.96%         1.97%
Ratio of Net Income (Loss) to Average Net Assets
  (excluding waivers)                                               (0.83)%       (1.11)%       (1.18)%
Portfolio Turnover Rate                                                40%           60%           59%
------------------------------------------------------------------------------------------------------

(1) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)  Per share data calculated using average shares outstanding method.

(3) Class B shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            32 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

LARGE CAP CORE FUND (CONTINUED)

                                                                Fiscal period
                                                                   ended
CLASS C SHARES                                             September 30, 2001(1,2)
----------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $   23.75
                                                                ---------
Investment Operations:
  Net Investment Income (Loss)                                         --
  Net Gains (Losses) on Investments
        (both realized and unrealized)                               0.69
                                                                ---------
  Total From Investment Operations                                   0.69
                                                                ---------
Less Distributions:
  Dividends (from net investment income)                               --
  Distributions (from capital gains)                                   --
                                                                ---------
  Total Distributions                                                  --
                                                                ---------
Net Asset Value, End of Period                                  $   24.44
                                                                =========
Total Return(3)                                                      2.95%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $      --
Ratio of Expenses to Average Net Assets                              0.00%
Ratio of Net Income (Loss) to Average Net Assets                     0.00%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                                0.00%
Ratio of Net Income (Loss) to Average Net Assets
  (excluding waivers)                                                0.00%
Portfolio Turnover Rate                                                40%
--------------------------------------------------------------------------

(1) Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)  Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            33 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

LARGE CAP GROWTH FUND

                                                      Fiscal period             Fiscal period
                                                          ended                    ended
CLASS A SHARES                                   September 30, 2001(1,2)    October 31, 2000(3,4)
-------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                     $   25.92                $   26.95
                                                         ---------                ---------
Investment Operations:
  Net Investment Income (Loss)                               (0.09)                   (0.03)
  Net Gains (Losses) on Investments
        (both realized and unrealized)                      (10.44)                   (1.00)
                                                         ---------                ---------
  Total From Investment Operations                          (10.53)                   (1.03)
                                                         ---------                ---------
Less Distributions:
  Dividends (from net investment income)                        --                       --
  Distributions (from capital gains)                         (0.71)                      --
                                                         ---------                ---------
  Total Distributions                                        (0.71)                      --
                                                         ---------                ---------
Net Asset Value, End of Period                           $   14.68                $   25.92
                                                         =========                =========
Total Return(5)                                             (41.57)%                  (3.82)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                          $   8,598                $   1,177
Ratio of Expenses to Average Net Assets                       1.39%                    1.40%
Ratio of Net Income (Loss) to Average Net Assets             (0.55)%                  (0.75)%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                         1.56%                    1.49%
Ratio of Net Income (Loss) to Average Net Assets
  (excluding waivers)                                        (0.72)%                  (0.84)%
Portfolio Turnover Rate                                         38%                      35%
-------------------------------------------------------------------------------------------

(1) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)  Per share data calculated using average shares outstanding method.

(3) Effective in 2000, the Fund's fiscal year end was changed to October 31, from November 30.

(4) Class A shares have been offered since March 31, 2000. All ratios for the period have been annualized, except total return.

(5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                Fiscal period  Fiscal period
                                                     ended         ended
                                                 September 30,  October 31,       Fiscal year ended November 30,
CLASS B SHARES                                     2001(1,2)      2000(3)        1999           1998         1997
--------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $   25.92     $   23.89     $   19.52     $   17.17     $   15.17
                                                   ---------     ---------     ---------     ---------     ---------
Investment Operations:
  Net Investment Income (Loss)                         (0.21)        (0.10)        (0.04)         0.02          0.19
  Net Gains (Losses) on Investments
        (both realized and unrealized)                (10.41)         2.13          4.88          3.32          2.97
                                                   ---------     ---------     ---------     ---------     ---------
  Total From Investment Operations                    (10.62)         2.03          4.84          3.34          3.16
                                                   ---------     ---------     ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)                  --            --         (0.02)        (0.03)        (0.14)
  Distributions (from capital gains)                   (0.71)           --         (0.45)        (0.96)        (1.02)
                                                   ---------     ---------     ---------     ---------     ---------
  Total Distributions                                  (0.71)           --         (0.47)        (0.99)        (1.16)
                                                   ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                     $   14.59     $   25.92     $   23.89     $   19.52     $   17.17
                                                   =========     =========     =========     =========     =========
Total Return(4)                                       (41.97)%         8.5%        25.26%        20.76%        22.65%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $  46,103     $ 100,689     $  90,468     $  66,478     $  45,025
Ratio of Expenses to Average Net Assets                 2.07%         1.38%         1.36%         1.34%         1.09%
Ratio of Net Income (Loss) to Average Net Assets       (1.19)%       (0.40)%       (0.08)%        0.12%         0.86%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                   2.19%         1.48%         1.52%         1.54%         1.29%
Ratio of Net Income (Loss) to Average Net Assets
  (excluding waivers)                                  (1.31)%       (0.50)%       (0.24)%       (0.08)%        0.66%
Portfolio Turnover Rate                                   38%           35%           28%           48%           60%
---------------------------------------------------------------------------------------------------------------------

(1) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)  Per share data calculated using average shares outstanding method.

(3) Effective in 2000, the Fund's fiscal year end was changed to October 31, from November 30. All ratios for the period have been annualized, except total return.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            34 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

LARGE CAP GROWTH FUND (CONTINUED)


                                                               Fiscal period
                                                                   ended
CLASS C SHARES                                             September 30, 2001(1)
--------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $   14.32
                                                                ---------
Investment Operations:
  Net Investment Income (Loss)                                         --
  Net Gains (Losses) on Investments
        (both realized and unrealized)                               0.36
                                                                ---------
  Total From Investment Operations                                   0.36
                                                                ---------
Less Distributions:
  Dividends (from net investment income)                               --
  Distributions (from capital gains)                                   --
                                                                ---------
  Total Distributions                                                  --
                                                                ---------
Net Asset Value, End of Period                                  $   14.68
                                                                =========
Total Return(2)                                                      2.58%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $      --
Ratio of Expenses to Average Net Assets                              0.00%
Ratio of Net Income to Average Net Assets                            0.00%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                                0.00%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                                                0.00%
Portfolio Turnover Rate                                                38%
--------------------------------------------------------------------------

(1) Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                            35 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

LARGE CAP VALUE FUND

                                                                   Fiscal year ended September 30,
CLASS A SHARES                                      2001(1)         2000         1999          1998           1997
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $   20.59     $   23.12     $   22.39     $   28.74     $   22.59
                                                   ---------     ---------     ---------     ---------     ---------
Investment Operations:
  Net Investment Income                                 0.16          0.17          0.19          0.29          0.33
  Net Gains (Losses) on Investments
        (both realized and unrealized)                 (2.67)         0.22          4.44         (2.59)         7.90
                                                   ---------     ---------     ---------     ---------     ---------
  Total From Investment Operations                     (2.51)         0.39          4.63         (2.30)         8.23
                                                   ---------     ---------     ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)               (0.16)        (0.17)        (0.20)        (0.29)        (0.32)
  Distributions (from capital gains)                   (1.94)        (2.75)        (3.70)        (3.76)        (1.76)
                                                   ---------     ---------     ---------     ---------     ---------
  Total Distributions                                  (2.10)        (2.92)        (3.90)        (4.05)        (2.08)
                                                   ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                     $   15.98     $   20.59     $   23.12     $   22.39     $   28.74
                                                   =========     =========     =========     =========     =========
Total Return(2)                                       (13.72)%        0.92%        21.93%        (8.77)%       38.82%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $  94,064     $ 138,146     $ 177,251     $ 170,529     $  50,381
Ratio of Expenses to Average Net Assets                 1.05%         1.05%         1.05%         1.05%         1.05%
Ratio of Net Income (Loss) to Average Net Assets        0.88%        (0.45)%        0.82%         1.21%         1.14%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                   1.15%         1.13%         1.15%         1.13%         1.14%
Ratio of Net Income (Loss) to Average Net Assets
  (excluding waivers)                                   0.78%        (0.53)%        0.72%         1.13%         1.05%
Portfolio Turnover Rate                                   64%           68%           61%           74%           57%
---------------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                  Fiscal year ended September 30,
CLASS B SHARES                                      2001(1)        2000          1999          1998          1997
----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $   20.30     $   22.87     $   22.21     $   28.55     $   22.50
                                                   ---------     ---------     ---------     ---------     ---------
Investment Operations:
  Net Investment Income                                 0.02          0.05          0.07          0.13          0.18
  Net Gains (Losses) on Investments
        (both realized and unrealized)                 (2.63)         0.18          4.36         (2.58)         7.81
                                                   ---------     ---------     ---------     ---------     ---------
  Total From Investment Operations                     (2.61)         0.23          4.43         (2.45)         7.99
                                                   ---------     ---------     ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)               (0.04)        (0.05)        (0.07)        (0.13)        (0.18)
  Distributions (from capital gains)                   (1.94)        (2.75)        (3.70)        (3.76)        (1.76)
                                                   ---------     ---------     ---------     ---------     ---------
  Total Distributions                                  (1.98)        (2.80)        (3.77)        (3.89)        (1.94)
                                                   ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                     $   15.71     $   20.30     $   22.87     $   22.21     $   28.55
                                                   =========     =========     =========     =========     =========
Total Return(2)                                       (14.42)%        0.17%        21.07%        (9.37)%       37.71%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $  38,108     $  49,662     $  61,711     $  56,259     $  53,420
Ratio of Expenses to Average Net Assets                 1.80%         1.80%         1.80%         1.80%         1.80%
Ratio of Net Income (Loss) to Average Net Assets        0.13%        (1.20)%        0.07%         0.41%         0.39%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                   1.90%         1.88%         1.90%         1.88%         1.89%
Ratio of Net Income (Loss) to Average Net Assets
  (excluding waivers)                                   0.03%        (1.28)%       (0.03)%        0.33%         0.30%
Portfolio Turnover Rate                                   64%           68%           61%           74%           57%
--------------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            36 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

LARGE CAP VALUE FUND (CONTINUED)

                                                                  Fiscal period ended September 30,
CLASS C SHARES                                                   2001(1)        2000         1999(2)
------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $   20.51     $   23.09     $   22.79
                                                                ---------     ---------     ---------
Investment Operations:
  Net Investment Income                                              0.02          0.06          0.08
  Net Gains (Losses) on Investments
        (both realized and unrealized)                              (2.65)         0.17          0.30
                                                                ---------     ---------     ---------
  Total From Investment Operations                                  (2.63)         0.23          0.38
                                                                ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)                            (0.04)        (0.06)        (0.08)
  Distributions (from capital gains)                                (1.94)        (2.75)           --
                                                                ---------     ---------     ---------
  Total Distributions                                               (1.98)        (2.81)        (0.08)
                                                                ---------     ---------     ---------
Net Asset Value, End of Period                                  $   15.90     $   20.51     $   23.09
                                                                =========     =========     =========
Total Return(3)                                                    (14.36)%        0.17%         1.65%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $  10,141     $   6,551     $   1,398
Ratio of Expenses to Average Net Assets                              1.80%         1.80%         1.80%
Ratio of Net Income (Loss) to Average Net Assets                     0.12%        (1.20)%        0.00%
Ratios of Expenses to Average Net Assets
  (excluding waivers)                                                1.90%         1.88%         1.90%
Ratio of Net Loss to Average Net Assets
  (excluding waivers)                                                0.02%        (1.28)%       (0.10)%
Portfolio Turnover Rate                                                64%           68%           61%
------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            37 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information, and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROLRGR  5/02

SEC file number:  811-05309


[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 28, 2002
                                           (AS SUPPLEMENTED MAY 17, 2002)


                                           PROSPECTUS


                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS ~ STOCK FUNDS



                     LARGE CAP FUNDS
                      CLASS S SHARES


                                           BALANCED FUND
                                           EQUITY INCOME FUND
                                           LARGE CAP CORE FUND
                                           LARGE CAP GROWTH FUND
                                           LARGE CAP VALUE FUND







                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS PROSPECTUS
                                           IS ACCURATE OR COMPLETE. ANY
                                           STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

Table of
CONTENTS



        FUND SUMMARIES
--------------------------------------------------------------------------------
                Balanced Fund                                        2
--------------------------------------------------------------------------------
                Equity Income Fund                                   5
--------------------------------------------------------------------------------
                Large Cap Core Fund                                  7
--------------------------------------------------------------------------------
                Large Cap Growth Fund                                9
--------------------------------------------------------------------------------
                Large Cap Value Fund                                11
--------------------------------------------------------------------------------
        POLICIES & SERVICES
--------------------------------------------------------------------------------
                Buying and Selling Shares                           13
--------------------------------------------------------------------------------
                Managing Your Investment                            15
--------------------------------------------------------------------------------
        ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                Management                                          16
--------------------------------------------------------------------------------
                More About The Funds                                17
--------------------------------------------------------------------------------
                Financial Highlights                                20
--------------------------------------------------------------------------------
        FOR MORE INFORMATION                                Back Cover
--------------------------------------------------------------------------------

Fund Summaries

INTRODUCTION



This section of the prospectus describes the objectives of the First American Large Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.



                                   1 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries


BALANCED FUND

--------------------------------------------------------------------------------
OBJECTIVE

Balanced Fund's objective is to maximize total return (capital appreciation plus income).

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities. Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 80% of the net assets, plus the amount of any borrowings for investment purposes) in common stocks that the advisor believes exhibit the potential for superior growth based on factors such as:


o    strong competitive position.

o    strong management.

o    sound financial condition.

Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Under normal market conditions, the debt securities portion of the fund's portfolio will be comprised of securities such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds; mortgage- and asset-backed securities; and corporate debt obligations.

In selecting debt securities for the fund, the advisor uses a "top-down" approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.

The fund's debt securities will be rated investment grade at the time or purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of these securities will be either U.S. government securities or securities that have received at least an A or equivalent rating. The fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks, growth stocks, and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in "More About The Funds -- Investment Strategies".

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

                                   2 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

BALANCED FUND CONTINUED


RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class S shares of the fund were first offered in 2000, only one calendar year of information is available.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fees and expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                   3 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

BALANCED FUND CONTINUED


--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

   -8.60%
--------------------------------------------------------------------------------
    2001

Best Quarter:       Quarter ending   December 31, 2001          7.48%
Worst Quarter:      Quarter ending   September 30, 2001       (10.02)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/01(1)                                       Date    One Year   Inception
-------------------------------------------------------------------------------------
Balanced Fund                                       11/27/00     (8.60)%     (6.97)%
-------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                        (11.88)%    (10.58)%
-------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(3)                                    8.42%       9.57%
-------------------------------------------------------------------------------------

(1) On 9/24/01, First American Balanced Fund combined with Firstar Balanced Growth Fund and Firstar Balanced Income Fund. Performance history prior to 9/24/01 is that of Firstar Balanced Growth Fund.

(2) An unmanaged index of large-capitalization stocks. The since inception performance for the index is calculated from 11/30/00.

(3) An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae and Freddie Mac. The Lehman Asset Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto and home equity loans. The since inception performance of the index is calculated from 11/30/00. Previously, the fund used the Lehman Government/Credit Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because its composition better matches the fund's investment objective and strategies.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                      None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                                               None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------
  Management Fees                                                                                    0.65%
  Distribution and Service (12b-1) Fees                                                               None
  Other Expenses
    Shareholder Servicing Fee                                                                        0.25%
    Miscellaneous                                                                                    0.32%
  Total Annual Fund Operating Expenses                                                               1.22%
  Waiver of Fund Expenses(2)                                                                        (0.17)%
  NET EXPENSES(2)                                                                                    1.05%
-----------------------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.05%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                     $107
 3 years                                                                    $370
 5 years                                                                    $653
10 years                                                                  $1,460

                                   4 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries


EQUITY INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

o    the ability to pay above average dividends.

o    the ability to finance expected growth.

o    strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests up to 25% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest up to 20% of its total assets in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares were not offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns because they are invested in the same portfolio of securities and have similar operating expenses.

                                   5 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

EQUITY INCOME FUND CONTINUED


--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]


4.70%     3.85%     22.73%     19.80%     27.53%     15.68%     3.86%     12.28%     -4.37%
------------------------------------------------------------------------------------------
1993      1994       1995       1996       1997       1998      1999       2000       2001

Best Quarter:       Quarter ending   June 30, 1997            11.95%
Worst Quarter:      Quarter ending   September 30, 1999       (8.67)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/01(1)                                       Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------
Equity Income Fund (Class A)(2)                     12/18/92     (4.37)%       10.47%      11.34%
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                        (11.88)%       10.70%      13.53%
--------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(4)                                 8.48%         7.36%       7.23%
--------------------------------------------------------------------------------------------------

(1) Prior to 3/25/94, Boulevard Bank was the investment advisor of Equity Income Fund.

(2) Class A share returns do not reflect the 5.50% front-end sales charge normally imposed on those shares. Class S shares have no sales charge.

(3) An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 12/31/92.

(4) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 12/31/92.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                      None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                                               None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------
  Management Fees                                                                                    0.65%
  Distribution and Service (12b-1) Fees                                                               None
  Other Expenses
    Shareholder Servicing Fee                                                                        0.25%
    Miscellaneous                                                                                    0.29%
  Total Annual Fund Operating Expenses                                                               1.19%
  Waiver of Fund Expenses(2)                                                                        (0.04)%
  NET EXPENSES(2)                                                                                    1.15%
-----------------------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until June 30, 2003, so that Net Expenses do not exceed 1.15%. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                     $117
 3 years                                                                    $371
 5 years                                                                    $648
10 years                                                                  $1,437

                                   6 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries


LARGE CAP CORE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Core Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Core Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    strong competitive position.

o    strong management.

o    sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class S shares of the fund were first offered in 2000, only one calendar year of information is available

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                   7 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

LARGE CAP CORE FUND CONTINUED


--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

    -22.40%
--------------------------------------------------------------------------------
      2001

Best Quarter:       Quarter ending   December 31, 2001         11.43%
Worst Quarter:      Quarter ending   September 30, 2001       (17.50)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/01(1)                                       Date    One Year   Inception
-------------------------------------------------------------------------------------
Large Cap Core Fund                                 11/27/00    (22.40)%    (21.66)%
-------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                        (11.88)%    (10.62)%
-------------------------------------------------------------------------------------

(1) On 9/24/01, the Large Cap Core Fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund. Prior to 1/10/95, the Firstar fund offered one class of shares to investors without a distribution or shareholder servicing fee. Performance presented prior to 1/10/95 does not reflect these fees.

(2) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 11/30/00.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                      None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                                               None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------
  Management Fees                                                                                    0.65%
  Distribution and Service (12b-1) Fees                                                               None
  Other Expenses
    Shareholder Servicing Fee                                                                        0.25%
    Miscellaneous                                                                                    0.30%
  Total Annual Fund Operating Expenses                                                               1.20%
  Waiver of Fund Expenses(2)                                                                        (0.05)%
  NET EXPENSES(2)                                                                                    1.15%
-----------------------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                     $117
 3 years                                                                    $376
 5 years                                                                    $655
10 years                                                                  $1,449

                                   8 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries


LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings.

o    strong competitive position.

o    strong management.

o    sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                   9 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

LARGE CAP GROWTH FUND CONTINUED


--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

 -24.05%
----------
   2001

Best Quarter:       Quarter ending   December 31, 2001         12.66%
Worst Quarter:      Quarter ending   March 31, 2001           (20.15)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/01(1)                                       Date    One Year   Inception
-------------------------------------------------------------------------------------
Large Cap Growth Fund                               12/11/00    (24.05)%    (29.73)%
-------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                    (20.42)%    (20.42)%
-------------------------------------------------------------------------------------
Standard & Poor's/BARRA 500 Growth Stock Index(3)               (12.70)%    (12.70)%
-------------------------------------------------------------------------------------

(1) On 5/17/02, Capital Growth Fund merged into Large Cap Growth Fund, each a series of First American Investment Funds, Inc. Performance presented prior to 5/17/02 represents that of Capital Growth Fund. On 9/24/01, Capital Growth Fund became the successor by merger to Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the indices is calculated from 12/31/00.

(3) The Standard & Poor's/BARRA 500 Growth Index is an unmanaged market capitalization weighted index comprised of the stocks in the Standard & Poor's 500 Composite Index with the highest valuations and, in the adviser's view, the greatest growth opportunities. The since inception performance of the indices is calculated from 12/31/00.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                      None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                                               None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------
  Management Fees                                                                                    0.65%
  Distribution and Service (12b-1) Fees                                                               None
  Other Expenses
    Shareholder Servicing Fee                                                                        0.25%
    Miscellaneous                                                                                    0.32%
  Total Annual Fund Operating Expenses                                                               1.22%
  Waiver of Fund Expenses(2)                                                                        (0.07)%
  NET EXPENSES(2)                                                                                    1.15%
-----------------------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until June 30, 2003, so that Net Expenses do not exceed 1.15%. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                     $117
 3 years                                                                    $375
 5 years                                                                    $658
10 years                                                                  $1,467

                                  10 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries


LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares were not offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns because they are invested in the same portfolio of securities and have similar operating expenses.

                                  11 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

LARGE CAP VALUE FUND CONTINUED


--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]

7.98%    15.10%    4.12%    31.94%    29.10%    22.41%    9.71%    7.91%    0.17%    -7.86%
------------------------------------------------------------------------------------------
1992      1993     1994      1995      1996      1997     1998     1999     2000      2001

Best Quarter:       Quarter ending   December 31, 1998         16.55%
Worst Quarter:      Quarter ending   September 30, 1998       (13.91)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception
AS OF 12/31/01                                          Date    One Year   Five Years    Ten Years
---------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class A)(1)                   12/22/87     (7.86)%        5.99%       11.42%
---------------------------------------------------------------------------------------------------
Russell 1000 Value Index(2)                                      (5.59)%       11.13%       14.16%
---------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                        (11.88)%       10.70%       12.93%
---------------------------------------------------------------------------------------------------

(1) Class A share returns do not reflect the 5.50% front-end sales charge normally imposed on those shares. Class S shares have no sales charge.

(2) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard and Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Value Index as a comparison, because its composition better matches the fund's investment objective and strategies.

(3) An unmanaged index of large-capitalization stocks.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                      None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)                                                               None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------
  Management Fees                                                                                    0.65%
  Distribution and Service (12b-1) Fees                                                               None
  Other Expenses
    Shareholder Servicing Fee                                                                        0.25%
    Miscellaneous                                                                                    0.28%
  Total Annual Fund Operating Expenses                                                               1.18%
  Waiver of Fund Expenses(2)                                                                        (0.03)%
  NET EXPENSES(2)                                                                                    1.15%
-----------------------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until June 30, 2003, so that Net Expenses do not exceed 1.15%. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                     $117
 3 years                                                                    $369
 5 years                                                                    $644
10 years                                                                  $1,427

                                  12 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Policies & Services


BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

The funds offer five different share classes. This prospectus offers Class S shares; Class A, Class B, Class C, and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes that will affect performance. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services.

Because not everyone is eligible to buy every class, determine which classes you are eligible to buy and then decide which class best suits your needs. A number of factors, including the amount of your purchase and the length of time you expect to hold your shares, should be considered before choosing a share class. Contact your investment professional for help in deciding which class would be best for you.

The following describes the features of each class:

CLASS A SHARES. Class A shares have:

o    a front-end sales charge determined by the amount of your purchase.

o    annual distribution and service (12b-1) fees of 0.25%.

o    reduced sales charges for larger purchases.

CLASS B SHARES. Class B shares have:

o    no front-end sales charge.

o a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase.

o    annual distribution and service (12b-1) fees of 1.00%.

o automatic conversion to Class A shares approximately eight years after purchase which reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

CLASS C SHARES. Class C shares have:

o    a front-end sales charge of 1.00%.

o a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 18 months of purchase.

o    annual distribution and service (12b-1) fees of 1.00%.

CLASS S SHARES. Class S shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are typically held in an omnibus account with the transfer agent.

o    do not have a front-end sales charge or a deferred sales charge.

o have an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase. See "Fund Summaries-- Fees and Expenses" and "Compensation Paid to Financial Institutions."

CLASS Y SHARES. Class Y shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are typically held in an omnibus account with the transfer agent.

o do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased or sold on any day when the New York Stock Exchange is open. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number:  0420-00013
Account Number:  112-952-137
Credit to:  First American (NAME OF FUND, INVESTOR NAME AND
INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be

                                  13 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Policies & Services

BUYING AND SELLING SHARES CONTINUED


purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Redemption In Kind" below.

--------------------------------------------------------------------------------
COMPENSATION PAID TO FINANCIAL INSTITUTIONS

The fund pays the distributor an annual shareholder servicing fee equal to 0.25% of the fund's average daily net assets to compensate the distributor for providing services to shareholders. The distributor may use this fee to compensate your financial institution for providing ongoing services to your account. The advisor, the administrator or the distributor may pay additional fees to financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the financial institution's customers.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class S shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class S shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.

                                  14 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Policies & Services


MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Large Cap Core Fund, Large Cap Growth Fund and Large Cap Value Fund are expected to consist primarily of capital gains.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

                                  15 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information


MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
BALANCED FUND                                                              0.68%

EQUITY INCOME FUND                                                         0.55%

LARGE CAP CORE FUND(2)                                                     0.71%

LARGE CAP GROWTH FUND                                                      0.61%

LARGE CAP VALUE FUND                                                       0.60%
--------------------------------------------------------------------------------

(1) Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to Balanced Fund, Equity Income Fund, Large Cap Growth Fund and Large Cap Value Fund; Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, served as investment advisor to the Large Cap Core Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each fund to U.S. Bancorp Asset Management did not change as a result of the combination.

(2) On September 24, 2001, the Large Cap Core Fund became the successor by merger to the Firstar Large Cap Core Fund. The fiscal year end for the Firstar fund was October 31; the Large Cap Core Fund has a fiscal year end of September 30. Information presented in the table has been annualized for the eleven-month fiscal period ended September 30, 2001.

DIRECT CORRESPONDENCE TO:
First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and of up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.

                                  16 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information


MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

EFFECTIVE DURATION. Balanced Fund normally attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates.

EFFECTIVE MATURITY. Balanced Fund normally attempts to maintain a weighted average effective maturity for the debt securities in its portfolio of 15 years or less. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

PORTFOLIO TURNOVER. Portfolio managers for the funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

FOREIGN SECURITY RISK. Each fund may invest up to 25% of its total assets (25% of the equity portion of its portfolio for Balanced Fund) in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Balanced Fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

                                  17 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information

MORE ABOUT THE FUNDS CONTINUED


RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND AND EQUITY INCOME FUND

INTEREST RATE RISK. Debt securities in Balanced Fund and Equity Income Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

CREDIT RISK. Balanced Fund and Equity Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

Balanced Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When Balanced Fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

As discussed in the "Fund Summaries" section, Equity Income Fund invests in convertible debt securities that are rated below investment grade and are therefore subject to additional credit risk.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

EXTENSION RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

PREPAYMENT RISK. Mortgage- and asset-backed securities also are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities

                                  18 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information

MORE ABOUT THE FUNDS CONTINUED


may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

RISKS OF DOLLAR ROLL TRANSACTIONS. In a dollar roll transaction, Balanced Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.

                                  19 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class S shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar Balanced Growth Fund were exchanged for Class S shares of the First American Balanced Fund. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Balanced Fund and Firstar Balanced Growth Fund. Firstar Balanced Growth Fund is the accounting survivor.

The financial highlights for the Large Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Core Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar Large Cap Core Equity Fund were exchanged for Class S shares of the First American Large Cap Core Fund.

The information for the fiscal period ended September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

BALANCED FUND

                                                                                       Fiscal period
                                                                                           ended
                                                                                  September 30, 2001(1,2)
---------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                         $11.27
                                                                                             ------
Investment Operations:
Net Investment Income                                                                          0.18
         Net Gains (Losses) on Investments (both realized and unrealized)                     (1.74)
                                                                                             ------
         Total From Investment Operations                                                     (1.56)
                                                                                             ------
Less Distributions:
         Dividends (from net investment income)                                               (0.21)
         Distributions (from capital gains)                                                      --
                                                                                             ------
         Total Distributions                                                                  (0.21)
                                                                                             ------
Net Asset Value, End of Period                                                                $9.50
                                                                                             ======
Total Return(3)                                                                              (14.03)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                             $39,527
Ratio of Expenses to Average Net Assets                                                        1.22%
Ratio of Net Income to Average Net Assets                                                      1.94%
Ratio of Expenses to Average Net Assets (excluding waivers)                                    1.28%
Ratio of Net Income to Average Net Assets (excluding waivers)                                  1.88%
Portfolio Turnover Rate                                                                          54%
---------------------------------------------------------------------------------------------------------

(1) Class S shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return.

(2) Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                  20 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


EQUITY INCOME FUND

                                                                                       Fiscal period
                                                                                           ended
                                                                                  September 30, 2001(1,2)
---------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                       $11.57
                                                                                           ------
Investment Operations:
Net Investment Income (Loss)                                                                 0.01
         Net Gains (Losses) on Investments (both realized and unrealized)                    0.54
                                                                                             ----
         Total From Investment Operations                                                    0.55
                                                                                             ----
Less Distributions:
         Dividends (from net investment income)                                                --
         Distributions (from capital gains)                                                    --
                                                                                           ------
         Total Distributions                                                                   --
                                                                                           ------
Net Asset Value, End of Period                                                             $12.12
                                                                                           ======
Total Return(3)                                                                              4.75%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                            $  328
Ratio of Expenses to Average Net Assets                                                      1.23%
Ratio of Net Income to Average Net Assets                                                    4.08%
Ratio of Expenses to Average Net Assets (excluding waivers)                                  1.42%
Ratio of Net Income to Average Net Assets (excluding waivers)                                3.89%
Portfolio Turnover Rate                                                                        33%
---------------------------------------------------------------------------------------------------------

(1) Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2) Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



LARGE CAP CORE FUND

                                                                                       Fiscal period
                                                                                           ended
                                                                                  September 30, 2001(1,2)
---------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                      $ 35.53
                                                                                          -------
Investment Operations:
Net Investment Income (Loss)                                                                (0.01)
         Net Gains (Losses) on Investments (both realized and unrealized)                  (11.07)
                                                                                          -------
         Total From Investment Operations                                                  (11.08)
                                                                                          -------
Less Distributions:
         Dividends (from net investment income)                                                --
         Distributions (from capital gains)                                                    --
                                                                                          -------
         Total Distributions                                                                   --
                                                                                          -------
Net Asset Value, End of Period                                                            $ 24.45
                                                                                          =======
Total Return(3)                                                                            (31.16)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                           $ 2,802
Ratio of Expenses to Average Net Assets                                                      1.18%
Ratio of Net Income (Loss) to Average Net Assets                                            (0.03)%
Ratio of Expenses to Average Net Assets (excluding waivers)                                  1.22%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)                        (0.07)%
Portfolio Turnover Rate                                                                        40%
---------------------------------------------------------------------------------------------------------

(1) Class S shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return.

(2) Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                  21 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


LARGE CAP GROWTH FUND

                                                                                      Fiscal period
                                                                                          ended
                                                                                  September 30, 2001(1)
-------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                      $ 24.01
                                                                                          -------
Investment Operations:
Net Investment Income (Loss)                                                                (0.08)
         Net Gains (Losses) on Investments (both realized and unrealized)                   (9.24)
                                                                                          -------
         Total From Investment Operations                                                   (9.32)
                                                                                          -------
Less Distributions:
         Dividends (from net investment income)                                                --
         Distributions (from capital gains)                                                    --
                                                                                          -------
         Total Distributions                                                                   --
                                                                                          -------
Net Asset Value, End of Period                                                            $ 14.69
                                                                                          =======
Total Return(2)                                                                            (38.82)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                           $11,881
Ratio of Expenses to Average Net Assets                                                      1.39%
Ratio of Net Income to Average Net Assets                                                   (0.55)%
Ratio of Expenses to Average Net Assets (excluding waivers)                                  1.60%
Ratio of Net Income to Average Net Assets (excluding waivers)                               (0.76)%
Portfolio Turnover Rate                                                                        38%
-------------------------------------------------------------------------------------------------------

(1) Class S shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



LARGE CAP VALUE FUND

                                                                                       Fiscal period
                                                                                           ended
                                                                                  September 30, 2001(1,2)
---------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                       $15.32
                                                                                           ------
Investment Operations:
Net Investment Income (Loss)                                                                   --
         Net Gains (Losses) on Investments (both realized and unrealized)                    0.65
                                                                                             ----
         Total From Investment Operations                                                    0.65
                                                                                             ----
Less Distributions:
         Dividends (from net investment income)                                                --
         Distributions (from capital gains)                                                    --
                                                                                           ------
         Total Distributions                                                                   --
                                                                                           ------
Net Asset Value, End of Period                                                             $15.97
                                                                                           ======
Total Return(3)                                                                              4.24%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                            $   --
Ratio of Expenses to Average Net Assets                                                      0.00%
Ratio of Net Income to Average Net Assets                                                    0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                                  0.00%
Ratio of Net Income to Average Net Assets (excluding waivers)                                0.00%
Portfolio Turnover Rate                                                                        64%
---------------------------------------------------------------------------------------------------------

(1) Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2) Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                  22 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROLRGS  5/02

SEC file number:   811-05309

[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 28, 2002
                                           (AS SUPPLEMENTED MAY 17, 2002)


                                           PROSPECTUS


                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS ~ STOCK FUNDS



                     LARGE CAP FUNDS
                      CLASS Y SHARES


                                           BALANCED FUND
                                           EQUITY INCOME FUND
                                           LARGE CAP CORE FUND
                                           LARGE CAP GROWTH FUND
                                           LARGE CAP VALUE FUND







                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS PROSPECTUS
                                           IS ACCURATE OR COMPLETE. ANY
                                           STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF
CONTENTS



        FUND SUMMARIES
--------------------------------------------------------------------------------
                Balanced Fund                                        2
--------------------------------------------------------------------------------
                Equity Income Fund                                   5
--------------------------------------------------------------------------------
                Large Cap Core Fund                                  7
--------------------------------------------------------------------------------
                Large Cap Growth Fund                                9
--------------------------------------------------------------------------------
                Large Cap Value Fund                                11
--------------------------------------------------------------------------------
        POLICIES & SERVICES
--------------------------------------------------------------------------------
                Buying and Selling Shares                           13
--------------------------------------------------------------------------------
                Managing Your Investment                            15
--------------------------------------------------------------------------------
        ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                Management                                          16
--------------------------------------------------------------------------------
                More About The Funds                                17
--------------------------------------------------------------------------------
                Financial Highlights                                20
--------------------------------------------------------------------------------
        FOR MORE INFORMATION                                Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Large Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.






                                   1 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

FUND SUMMARIES
BALANCED FUND

--------------------------------------------------------------------------------
OBJECTIVE

Balanced Fund's objective is to maximize total return (capital appreciation plus income).

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities. Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 80% of the net assets, plus the amount of any borrowings for investment purposes) in common stocks that the advisor believes exhibit the potential for superior growth based on factors such as:

o    strong competitive position.

o    strong management.

o    sound financial condition.

Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Under normal market conditions, the debt securities portion of the fund's portfolio will be comprised of securities such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds; mortgage-and asset-backed securities; and corporate debt obligations.

In selecting debt securities for the fund, the advisor uses a "top-down" approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.

The fund's debt securities will be rated investment grade at the time or purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of these securities will be either U.S. government securities or securities that have received at least an A or equivalent rating. The fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks, growth stocks, and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in "More About The Funds -- Investment Strategies".

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.




                                   2 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

FUND SUMMARIES
BALANCED FUND CONTINUED



RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The fund's performance reflects fund expenses; the benchmarks are unmanaged, have no expenses and are unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.




                                   3 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

FUND SUMMARIES
BALANCED FUND CONTINUED



--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

8.24%   -4.27%   26.52%   12.63%   17.47%   16.51%   4.28%   7.78%   -8.41%
--------------------------------------------------------------------------------
1993     1994     1995     1996     1997     1998    1999    2000     2001


Best Quarter:       Quarter ending   December 31, 1998       14.09%
Worst Quarter:      Quarter ending   September 30, 2001      (9.93)%


AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/01(1)                                       Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------
Balanced Fund                                        3/30/92     (8.41)%        7.10%       8.91%
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                        (11.88)%       10.70%      13.57%
--------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(3)                                    8.42%         7.42%       7.56%
--------------------------------------------------------------------------------------------------


(1) On 9/24/01, First American Balanced Fund combined with Firstar Balanced Growth Fund and Firstar Balanced Income Fund. Performance history prior to 9/24/01 represents that of Firstar Balanced Growth Fund.

(2) An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 3/31/92.

(3) An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae and Freddie Mac. The Lehman Asset Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto and home equity loans. The since inception performance of the index is calculated from 3/31/92.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                      None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)                None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------
  Management Fees                                                                                    0.65%
  Distribution and Service (12b-1) Fees                                                               None
  Other Expenses                                                                                     0.32%
  Total Annual Fund Operating Expenses                                                               0.97%
  Waiver of Fund Expenses(2)                                                                        (0.17)%
  NET EXPENSES(2)                                                                                    0.80%
----------------------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.80%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                      $82
 3 years                                                                    $292
 5 years                                                                    $519
10 years                                                                  $1,172


                                   4 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

FUND SUMMARIES
EQUITY INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

o    the ability to pay above average dividends.

o    the ability to finance expected growth.

o    strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests up to 25% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest up to 20% of its total assets in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The fund's performance reflects fund expenses; the benchmarks are unmanaged, have no expenses and are unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.




                                   5 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

FUND SUMMARIES
EQUITY INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

23.00%    20.28%     27.72%     16.22%     4.21%     12.63%    -4.25%
--------------------------------------------------------------------------------
 1995      1996       1997       1998      1999       2000      2001


Best Quarter:       Quarter ending   June 30, 1997           11.99%
Worst Quarter:      Quarter ending   September 30, 1999      (8.59)%


AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/00                                          Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------
Equity Income Fund                                    8/2/94     (4.25)%       10.78%      13.07%
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)                        (11.88)%       10.70%      14.75%
--------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(2)                                 8.48%         7.36%       7.75%
--------------------------------------------------------------------------------------------------

(1) An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 8/31/94.

(2) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 8/31/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                               None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)         None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------
  Management Fees                                                                             0.65%
  Distribution and Service (12b-1) Fees                                                        None
  Other Expenses                                                                              0.29%
  Total Annual Fund Operating Expenses                                                        0.94%
  Waiver of Fund Expenses(2)                                                                 (0.04)%
  NET EXPENSES(2)                                                                             0.90%
----------------------------------------------------------------------------------------------------


(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until June 30, 2003, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $293
 5 years                                                                    $573
10 years                                                                  $1,148


                                   6 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

FUND SUMMARIES
LARGE CAP CORE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Core Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Core Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    strong competitive position.

o    strong management.

o    sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.




                                   7 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

FUND SUMMARIES
LARGE CAP CORE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

9.98%   -5.34%   30.03%   18.15%   22.91%   30.46%   14.29%   -1.22%   -22.21%
--------------------------------------------------------------------------------
1993     1994     1995     1996     1997     1998     1999     2000      2001


Best Quarter:       Quarter ending   December 31, 1998        24.04%
Worst Quarter:      Quarter ending   September 30, 2001      (17.48)%


AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/01(1)                                       Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------
Large Cap Core Fund                                 12/29/92    (22.21)%        7.09%       9.49%
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                        (11.88)%       10.70%      13.54%
--------------------------------------------------------------------------------------------------

(1) On 9/24/01, the Large Cap Core Fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund.

(2) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 12/31/92.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
---------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                               None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)         None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------
  Management Fees                                                                             0.65%
  Distribution and Service (12b-1) Fees                                                        None
  Other Expenses                                                                              0.30%
  Total Annual Fund Operating Expenses                                                        0.95%
  Waiver of Fund Expenses(2)                                                                 (0.05)%
  NET EXPENSES(2)                                                                             0.90%
---------------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $298
 5 years                                                                    $520
10 years                                                                  $1,161


                                   8 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

FUND SUMMARIES
LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o    above average growth in revenue and earnings.

o    strong competitive position.

o    strong management.

o    sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.




                                   9 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

FUND SUMMARIES
LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

28.22%    25.84%    -11.86%   -23.86%
--------------------------------------------------
 1998      1999       2000      2001

Best Quarter:       Quarter ending   December 31, 1998        29.76%
Worst Quarter:      Quarter ending   March 31, 2001          (20.11)%


AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/01(1)                                       Date    One Year   Inception
-------------------------------------------------------------------------------------
Large Cap Growth Fund                                8/18/97    (23.86)%       3.07%
-------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                    (20.42)%       4.59%
-------------------------------------------------------------------------------------
Standard & Poor's/BARRA 500 Growth Index(3)                     (12.70)%       7.13%
-------------------------------------------------------------------------------------

(1) On 5/17/02, Capital Growth Fund merged into Large Cap Growth Fund, each a series of First American Investment Funds, Inc. Performance presented prior to 5/17/02 represents that of Capital Growth Fund. On 9/24/01, Capital Growth Fund became the successor by merger to Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index is calculated from 8/31/97.

(3) The Standard & Poor's/BARRA 500 Growth Index is an unmanaged market capitalization weighted index comprised of the stocks in the Standard & Poor's 500 Composite Index with the highest valuations and, in the adviser's view, the greatest growth opportunities. The since inception performance of the index is calculated from 8/31/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                               None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)         None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------
  Management Fees                                                                             0.65%
  Distribution and Service (12b-1) Fees                                                        None
  Other Expenses                                                                              0.32%
  Total Annual Fund Operating Expenses                                                        0.97%
  Waiver of Fund Expenses(2)                                                                 (0.07)%
  NET EXPENSES(2)                                                                             0.90%
----------------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until June 30, 2003, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $297
 5 years                                                                    $524
10 years                                                                  $1,179

                                  10 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

FUND SUMMARIES
LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.


                                  11 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

FUND SUMMARIES
LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

32.23%     29.47%     22.80%     9.99%     8.20%     0.46%    -7.71%
--------------------------------------------------------------------------------
 1995       1996       1997      1998      1999      2000      2001


Best Quarter:       Quarter ending   December 31, 1998        16.64%
Worst Quarter:      Quarter ending   September 30, 1998      (13.85)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/01                                          Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------
Large Cap Value Fund                                  2/4/94     (7.71)%        6.27%      11.50%
--------------------------------------------------------------------------------------------------
Russell 1000 Value Index(1)                                      (5.59)%       11.13%      13.99%
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                        (11.88)%       10.70%      14.19%
--------------------------------------------------------------------------------------------------

(1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard and Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Value Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index is calculated from 2/28/94.

(2) An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                      None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)                None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------
  Management Fees                                                                                     0.65%
  Distribution and Service (12b-1) Fees                                                                None
  Other Expenses                                                                                      0.28%
  Total Annual Fund Operating Expenses                                                                0.93%
  Waiver of Fund Expenses(2)                                                                         (0.03)%
  NET EXPENSES(2)                                                                                     0.90%
------------------------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until June 30, 2003, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $291
 5 years                                                                    $510
10 years                                                                  $1,138

                                  12 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

The funds offer five different share classes. This prospectus offers Class Y shares; Class A, Class B, Class C, and Class S shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes that will affect performance. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services.

Because not everyone is eligible to buy every class, determine which classes you are eligible to buy and then decide which class best suits your needs. A number of factors, including the amount of your purchase and the length of time you expect to hold your shares, should be considered before choosing a share class. Contact your investment professional for help in deciding which class would be best for you.

The following describes the features of each class:

CLASS A SHARES. Class A shares have:

o    a front-end sales charge determined by the amount of your purchase.

o    annual distribution and service (12b-1) fees of 0.25%.

o    reduced sales charges for larger purchases.

CLASS B SHARES. Class B shares have:

o    no front-end sales charge.

o a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase.

o    annual distribution and service (12b-1) fees of 1.00%.

o automatic conversion to Class A shares approximately eight years after purchase which reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

CLASS C SHARES. Class C shares have:

o    a front-end sales charge of 1.00%.

o a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 18 months of purchase.

o    annual distribution and service (12b-1) fees of 1.00%.

CLASS S SHARES. Class S shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are typically held in an omnibus account with the transfer agent.

o    do not have a front-end sales charge or a deferred sales charge.

o have an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase. See "Fund Summaries-- Fees and Expenses" and "Compensation Paid to Financial Institutions."

CLASS Y SHARES. Class Y shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are typically held in an omnibus account with the transfer agent.

o do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Shares may be purchased or sold on days when the New York Stock Exchange is open. Wire federal funds as follows:

U.S. Bank National Association
ABA Number:  0420-00013
Account Number:  112-952-137
Credit to:  First American (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time. In order for shares


                                  13 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES CONTINUED

to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Redemption In Kind" below.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares currently have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.


                                  14 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Large Cap Core Fund, Large Cap Growth Fund and Large Cap Value Fund are expected to consist primarily of capital gains.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                                  15 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

ADDITIONAL INFORMATION
MANAGEMENT

More About The Funds

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
BALANCED FUND                                                              0.68%
EQUITY INCOME FUND                                                         0.55%
LARGE CAP CORE FUND(2)                                                     0.71%
LARGE CAP GROWTH FUND                                                      0.61%
LARGE CAP VALUE FUND                                                       0.60%
--------------------------------------------------------------------------------

(1) Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to Balanced Fund, Equity Income Fund, Large Cap Growth Fund and Large Cap Value Fund; Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, served as investment advisor to the Large Cap Core Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each fund to U.S. Bancorp Asset Management did not change as a result of the combination.

(2) On September 24, 2001, the Large Cap Core Fund became the successor by merger to the Firstar Large Cap Core Fund. The fiscal year end for the Firstar fund was October 31; the Large Cap Core Fund has a fiscal year end of September 30. Information presented in the table has been annualized for the eleven-month fiscal period ended September 30, 2001.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and of up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                                  16 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

EFFECTIVE DURATION. Balanced Fund normally attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates.

EFFECTIVE MATURITY. Balanced Fund normally attempts to maintain a weighted average effective maturity for the debt securities in its portfolio of 15 years or less. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

PORTFOLIO TURNOVER. Portfolio managers for the funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

FOREIGN SECURITY RISK. Each fund may invest up to 25% of its total assets (25% of the equity portion of its portfolio for Balanced Fund) in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Balanced Fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.


                                  17 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS CONTINUED

RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND AND
EQUITY INCOME FUND

INTEREST RATE RISK. Debt securities in Balanced Fund and Equity Income Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

CREDIT RISK. Balanced Fund and Equity Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

Balanced Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When Balanced Fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

As discussed in the "Fund Summaries" section, Equity Income Fund invests in convertible debt securities that are rated below investment grade and are therefore subject to additional credit risk.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

EXTENSION RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

PREPAYMENT RISK. Mortgage- and asset-backed securities also are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities


                                  18 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS CONTINUED

may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

RISKS OF DOLLAR ROLL TRANSACTIONS. In a dollar roll transaction, Balanced Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.


                                  19 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Balanced Fund and Firstar Balanced Growth Fund. Firstar Balanced Growth Fund is the accounting survivor.

The financial highlights for the Large Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Core Fund on September 24, 2001. In connection with such acquisition, Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

The information for Equity Income Fund, Large Cap Growth Fund and Large Cap Value Fund for the fiscal years ended September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

The information for Balanced Fund and Large Cap Core Fund for the fiscal period ended September 30, 2001 has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal periods ended on or before October 31, 2000, has been audited by other auditors.

BALANCED FUND

                                                   Fiscal period
                                                      ended
                                                   September 30,            Fiscal year ended October 31,
                                                      2001(1,2)      2000          1999          1998          1997
----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $   13.87     $   12.43     $   12.32     $   12.59     $   11.55
                                                     ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Income                            0.16          0.26          0.24          0.26          0.27
         Net Gains (Losses) on Investments
              (both realized and unrealized)             (2.20)         2.13          0.49          0.77          1.73
                                                     ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations                (2.04)         2.39          0.73          1.03          2.00
                                                     ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)          (0.23)        (0.26)        (0.23)        (0.27)        (0.27)
         Distributions (from capital gains)              (2.07)        (0.69)        (0.39)        (1.03)        (0.69)
                                                     ---------     ---------     ---------     ---------     ---------
         Total Distributions                             (2.30)        (0.95)        (0.62)        (1.30)        (0.96)
                                                     ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                       $    9.53     $   13.87     $   12.43     $   12.32     $   12.59
                                                     =========     =========     =========     =========     =========
Total Return(3)                                         (16.84)%       19.94%         5.87%         8.83%        18.39%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $ 375,983     $ 163,158     $ 180,737     $ 188,123     $ 164,382
Ratio of Expenses to Average Net Assets                   0.97%         0.97%         0.93%         0.75%         0.75%
Ratio of Net Income to Average Net Assets                 2.21%         1.91%         1.84%         2.16%         2.31%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                      1.04%         1.03%         1.00%         0.99%         1.00%
Ratio of Net Income to Average Net Assets
 (excluding waivers)                                      2.14%         1.85%         1.77%         1.92%         2.06%
Portfolio Turnover Rate                                     54%           79%           69%           56%           70%
-----------------------------------------------------------------------------------------------------------------------

(1) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)  Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                  20 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

EQUITY INCOME FUND

                                                                                 Fiscal year ended September 30,
                                                                  2001(1)        2000         1999          1998           1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $   16.37     $   16.00     $   15.74     $   15.70     $   12.66
                                                                ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Income                                        0.33          0.32          0.40          0.46          0.43
         Net Gains (Losses) on Investments
              (both realized and unrealized)                        (0.76)         1.47          1.17          0.88          3.40
                                                                ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations                           (0.43)         1.79          1.57          1.34          3.83
                                                                ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)                     (0.35)        (0.32)        (0.41)        (0.45)        (0.44)
         Distributions (from capital gains)                         (3.39)        (1.10)        (0.90)        (0.85)        (0.35)
                                                                ---------     ---------     ---------     ---------     ---------
         Total Distributions                                        (3.74)        (1.42)        (1.31)        (1.30)        (0.79)
                                                                ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                                  $   12.20     $   16.37     $   16.00     $   15.74     $   15.70
                                                                =========     =========     =========     =========     =========
Total Return(2)                                                     (3.71)%       11.46%        10.10%         8.85%        31.45%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $ 267,361     $ 275,436     $ 350,775     $ 359,588     $ 369,919
Ratio of Expenses to Average Net Assets                              0.75%         0.75%         0.75%         0.75%         0.75%
Ratio of Net Income to Average Net Assets                            2.21%         1.99%         2.38%         2.81%         3.12%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.90%         0.89%         0.88%         0.87%         0.92%
Ratio of Net Income to Average Net Assets (excluding waivers)        2.06%         1.85%         2.25%         2.69%         2.95%
Portfolio Turnover Rate                                                33%           36%           35%           14%           39%
----------------------------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

LARGE CAP CORE FUND

                                                     Fiscal period
                                                        ended
                                                     September 30,               Fiscal year ended October 31,
                                                        2001(1,2)      2000(2)       1999(2)       1998(2)         1997
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                    $   44.00     $   38.42     $   36.05     $   35.48     $   30.43
                                                        ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Income (Loss)                        0.06         (0.04)        (0.02)         0.07          0.04
         Net Gains (Losses) on Investments
              (both realized and unrealized)               (14.25)         7.65          6.47          5.70          6.31
                                                        ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations                  (14.19)         7.61          6.45          5.77          6.35
                                                        ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)                --            --         (0.04)        (0.03)           --
         Distributions (from capital gains)                 (4.88)        (2.03)        (4.04)        (5.17)        (1.30)
                                                        ---------     ---------     ---------     ---------     ---------
         Total Distributions                                (4.88)        (2.03)        (4.08)        (5.20)        (1.30)
                                                        ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                          $   24.93     $   44.00     $   38.42     $   36.05     $   35.48
                                                        =========     =========     =========     =========     =========
Total Return(3)                                            (35.70)%       20.24%        18.18%        18.89%        21.56%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                         $ 316,213     $ 339,166     $ 306,832     $ 197,798     $ 181,650
Ratio of Expenses to Average Net Assets                      0.94%         0.95%         0.94%         0.89%         0.89%
Ratio of Net Income (Loss) to Average Net Assets             0.20%        (0.10)%       (0.06)%        0.20%         0.09%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                         0.98%         0.96%         0.95%         0.96%         0.96%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                         0.16%        (0.11)%       (0.07)%        0.13%         0.02%
Portfolio Turnover Rate                                        40%           60%           59%           52%           62%
--------------------------------------------------------------------------------------------------------------------------


(1) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)  Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                  21 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

LARGE CAP GROWTH FUND

                                                Fiscal period Fiscal period
                                                    ended         ended
                                                September 30,  October 31,        Fiscal year ended September 30,
                                                    2001(1)       2002(2)        1999           1998         1997(3)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $   26.01     $   23.90     $   19.51     $   17.18     $   16.46
                                                   ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Income (Loss)                  (0.05)        (0.03)         0.07          0.06          0.03
         Net Gains (Losses) on Investments
              (both realized and unrealized)          (10.48)         2.14          4.83          3.30          0.73
                                                   ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations             (10.53)         2.11          4.90          3.36          0.76
                                                   ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)           --            --         (0.06)        (0.07)        (0.04)
         Distributions (from capital gains)            (0.71)           --         (0.45)        (0.96)           --
                                                   ---------     ---------     ---------     ---------     ---------
         Total Distributions                           (0.71)           --         (0.51)        (1.03)        (0.04)
                                                   ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                     $   14.77     $   26.01     $   23.90     $   19.51     $   17.18
                                                   =========     =========     =========     =========     =========
Total Return(4)                                       (41.46)%        8.83%        25.61%        20.91%         4.59%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $ 131,961     $ 239,576     $ 186,177     $ 121,475     $ 109,087
Ratio of Expenses to Average Net Assets                 1.14%         1.13%         1.11%         1.09%         1.06%
Ratio of Net Income (Loss) to Average Net Assets       (0.27)%       (0.15)%        0.17%         0.37%         0.68%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    1.26%         1.23%         1.27%         1.29%         1.26%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                   (0.39)%       (0.25)%        0.01%         0.17%         0.48%
Portfolio Turnover Rate                                   38%           35%           28%           48%           60%
---------------------------------------------------------------------------------------------------------------------

(1) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return.

(3) Commenced operations on August 18, 1997. All ratios for the period have been annualized, except total return.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

LARGE CAP VALUE FUND

                                                                   Fiscal year ended September 30,
                                                    2001(1)        2000          1999          1998          1997
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $   20.64     $   23.17     $   22.42     $   28.75     $   22.60
                                                   ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Income                          0.21          0.23          0.25          0.35          0.39
         Net Gains (Losses) on Investments
              (both realized and unrealized)           (2.68)         0.21          4.46         (2.57)         7.90
                                                   ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations              (2.47)         0.44          4.71         (2.22)         8.29
                                                   ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)        (0.21)        (0.22)        (0.26)        (0.35)        (0.38)
         Distributions (from capital gains)            (1.94)        (2.75)        (3.70)        (3.76)        (1.76)
                                                   ---------     ---------     ---------     ---------     ---------
         Total Distributions                           (2.15)        (2.97)        (3.96)        (4.11)        (2.14)
                                                   ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                     $   16.02     $   20.64     $   23.17     $   22.42     $   28.75
                                                   =========     =========     =========     =========     =========
Total Return(2)                                       (13.53)%        1.17%        22.28%        (8.47)%       39.13%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $ 970,190     $1,186,787    $1,343,207    $1,253,845    $1,095,262
Ratio of Expenses to Average Net Assets                 0.80%         0.80%         0.80%         0.80%         0.80%
Ratio of Net Income (Loss) to Average Net Assets        1.13%        (0.20)%        1.07%         1.40%         1.39%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    0.90%         0.88%         0.90%         0.88%         0.89%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                    1.03%        (0.28)%        0.97%         1.32%         1.30%
Portfolio Turnover Rate                                   64%           68%           61%           74%           57%
---------------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                  22 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROLRGY  5/02

SEC file number:  811-05309

[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 28, 2002
                                           (AS SUPPLEMENTED MAY 17, 2002)


                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS ~ STOCK FUNDS



                        SECTOR FUNDS
CLASS A, CLASS B, AND CLASS C SHARES


                                           HEALTH SCIENCES FUND
                                           REAL ESTATE SECURITIES FUND
                                           TECHNOLOGY FUND







                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS PROSPECTUS
                                           IS ACCURATE OR COMPLETE. ANY
                                           STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF
CONTENTS

        FUND SUMMARIES
--------------------------------------------------------------------------------
                Health Sciences Fund                                 2
--------------------------------------------------------------------------------
                Real Estate Securities Fund                          5
--------------------------------------------------------------------------------
                Technology Fund                                      7
--------------------------------------------------------------------------------
        POLICIES & SERVICES
--------------------------------------------------------------------------------
                Buying Shares                                       10
--------------------------------------------------------------------------------
                Selling Shares                                      14
--------------------------------------------------------------------------------
                Managing Your Investment                            16
--------------------------------------------------------------------------------
        ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                Management                                          17
--------------------------------------------------------------------------------
                More About The Funds                                18
--------------------------------------------------------------------------------
                Financial Highlights                                20
--------------------------------------------------------------------------------
        FOR MORE INFORMATION                                Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Sector Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.



                             1 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
HEALTH SCIENCES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Health Sciences Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Health Sciences Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which develop, produce, or distribute products or services connected with health care or medicine, and which derive at least 50% of their assets, revenues, or profits from these products or services at the time of investment.

Examples of products or services connected with health care or medicine include:

o    pharmaceuticals.

o    health care services and administration.

o    diagnostics.

o    medical equipment and supplies.

o    medical technology.

o    medical research and development.

The fund's advisor will invest in companies that it believes have the potential for above average growth in revenue and earnings as a result of new or unique products, processes or services; increasing demand for a company's products or services; established market leadership; or exceptional management.

The fund's investments may include development stage companies (companies that do not have significant revenues) and small- and mid-capitalization companies. The fund may also invest in real estate investment trusts (REITs) that finance medical care facilities. REITs are publicly traded corporations or trusts that acquire, hold and manage real estate.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF THE HEALTH SCIENCES SECTOR. Because the fund invests primarily in stocks related to health care or medicine, it is particularly susceptible to risks associated with the health sciences industries. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services in these industries.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF DEVELOPMENT STAGE, SMALL- AND MID-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITS). REITs will be affected by changes in the values of and incomes from the properties they own or the credit quality of the mortgages they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.


                             2 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES

HEALTH SCIENCES FUND CONTINUED

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                             3 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES

HEALTH SCIENCES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

16.14%     -6.94%     -1.32%      46.88%      -11.98%
--------------------------------------------------------------------------------
 1997       1998       1999        2000         2001


Best Quarter:       Quarter ending   June 30, 2000            20.06%
Worst Quarter:      Quarter ending   September 30, 1998      (22.34)%

                                                                                    Since           Since          Since
AVERAGE ANNUAL TOTAL RETURNS             Inception                              Inception       Inception      Inception
AS OF 12/31/01                                Date    One Year   Five Year      (Class A)       (Class B)      (Class C)
-------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund (Class A)             1/31/96    (16.83)%       5.44%          4.49%             N/A            N/A
-------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund (Class B)             1/31/96    (17.01)%       5.54%            N/A           4.59%            N/A
-------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund (Class C)              2/1/00    (14.39)%         N/A            N/A             N/A          8.55%
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's Health Care                         (12.88)%      16.00%         15.67%          15.67%          5.83%
Composite Index(1)
-------------------------------------------------------------------------------------------------------------------------

(1) An unmanaged index comprised of health care stocks in the Standard & Poor's 500 Index (an unmanaged index of large capitalization stocks). The since inception performance of the index for Class A, Class B and Class C shares is calculated from 1/31/96, 1/31/96 and 1/31/00, respectively.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)                                  CLASS A      CLASS B     CLASS C
----------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                                  5.50%         5.00%      2.00%
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (AS A PERCENTAGE OF OFFERING PRICE)                                                        5.50%(1)      0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)     0.00%(2)      5.00%      1.00%
ANNUAL MAINTENANCE FEE(3)
  ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                                        $   25        $   25     $   25

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from fund assets)
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 ---------------------------------------------------------------------------------------------------------------------------
  Management Fees                                                                            0.70%         0.70%      0.70%
  Distribution and Service (12b-1) Fees                                                      0.25%         1.00%      1.00%
  Other Expenses                                                                             0.57%         0.57%      0.57%
  Total Annual Fund Operating Expenses                                                       1.52%         2.27%      2.27%
  Waiver of Fund Expenses(5)                                                                (0.29)%       (0.29)%    (0.29)%
  NET EXPENSES(5)                                                                            1.23%         1.98%      1.98%
---------------------------------------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) The fund reserves the right to charge your account an Annual Maintenance Fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%, 1.98% and 1.98%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                      CLASS B                   CLASS B                CLASS C                   CLASS C
                          assuming redemption    assuming no redemption    assuming redemption    assuming no redemption
               CLASS A  at end of each period     at end of each period  at end of each period     at end of each period
-------------------------------------------------------------------------------------------------------------------------
 1 year           $668                   $701                      $201                   $399                      $299
 3 years          $976                 $1,080                      $680                   $773                      $773
 5 years        $1,305                 $1,386                    $1,186                 $1,274                    $1,274
10 years        $2,235                 $2,385                    $2,385                 $2,650                    $2,650

                             4 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
REAL ESTATE SECURITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

o equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

o mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

o hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and may continue to be in the future.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITS). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                             5 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
REAL ESTATE SECURITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

30.63%        19.21%        -16.16%       -3.91%        31.96%        9.50%
--------------------------------------------------------------------------------
 1996          1997           1998         1999          2000         2001

Best Quarter:       Quarter ending   December 31, 1996       16.59%
Worst Quarter:      Quarter ending   September 30, 1998      (9.78)%

                                                                                  Since            Since           Since
AVERAGE ANNUAL TOTAL RETURNS               Inception       One     Five       Inception        Inception       Inception
AS OF 12/31/01                                  Date      Year    Years       (Class A)        (Class B)       (Class C)
-------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund (Class A)        9/29/95     3.51%    5.57%           9.92%              N/A             N/A
-------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund (Class B)        9/29/95     3.82%    5.68%             N/A           10.06%             N/A
-------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund (Class C)         2/1/00     6.65%      N/A             N/A              N/A          19.02%
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley REIT Index(1)                            12.83%    6.12%          10.90%           10.90%          20.16%
-------------------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of the most actively traded real estate investment trusts. The since inception performance of the index for Class A, Class B and Class C shares is calculated from 9/30/95, 9/30/95 and 1/31/00, respectively.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)                                  CLASS A       CLASS B   CLASS C
---------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                                  5.50%         5.00%      2.00%
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (AS A PERCENTAGE OF OFFERING PRICE)                                                        5.50%(1)      0.00%      1.00%

  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)     0.00%(2)      5.00%      1.00%

ANNUAL MAINTENANCE FEE(3)
  ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                                        $   25        $   25     $   25

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from fund assets)
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 -------------------------------------------------------------------------------------------------------------------------
  Management Fees                                                                            0.70%         0.70%      0.70%
  Distribution and Service (12b-1) Fees                                                      0.25%         1.00%      1.00%
  Other Expenses                                                                             0.42%         0.42%      0.42%
  Total Annual Fund Operating Expenses                                                       1.37%         2.12%      2.12%
  Waiver of Fund Expenses(5)                                                                (0.14)%       (0.14)%    (0.14)%
  NET EXPENSES(5)                                                                            1.23%         1.98%      1.98%
-------------------------------------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) The fund reserves the right to charge your account an Annual Maintenance Fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%, 1.98% and 1.98%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                      CLASS B                   CLASS B                CLASS C                   CLASS C
                          assuming redemption    assuming no redemption    assuming redemption    assuming no redemption
               CLASS A  at end of each period     at end of each period  at end of each period     at end of each period
-------------------------------------------------------------------------------------------------------------------------
 1 year           $668                   $701                      $201                   $399                      $299
 3 years          $947                 $1,050                      $650                   $743                      $743
 5 years        $1,245                 $1,325                    $1,125                 $1,214                    $1,214
10 years        $2,092                 $2,244                    $2,244                 $2,513                    $2,513


                             6 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
TECHNOLOGY FUND

--------------------------------------------------------------------------------
OBJECTIVE

Technology Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes, or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o    inexpensive computing power, such as personal computers.

o    improved methods of communications, such as satellite transmission.

o    technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small-capitalization companies. The advisor will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.


                             7 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

40.93%     22.12%     6.91%     32.47%     191.79%     -45.85%     -55.71%
--------------------------------------------------------------------------------
 1995       1996      1997       1998        1999        2000        2001


Best Quarter:       Quarter ending   December 31, 1999        80.60%
Worst Quarter:      Quarter ending   March 31, 2001          (48.79)%

                                                                                    Since           Since          Since
AVERAGE ANNUAL TOTAL RETURNS              Inception         One       Five      Inception       Inception      Inception
AS OF 12/31/01(1)                              Date        Year      Years      (Class A)       (Class B)      (Class C)
-------------------------------------------------------------------------------------------------------------------------
Technology Fund (Class A)                    4/4/94    (58.14)%    (1.30)%          9.54%             N/A            N/A
-------------------------------------------------------------------------------------------------------------------------
Technology Fund (Class B)                   8/15/94    (58.26)%    (1.12)%            N/A          10.25%            N/A
-------------------------------------------------------------------------------------------------------------------------
Technology Fund (Class C)                    2/1/00    (56.92)%        N/A            N/A             N/A       (54.35)%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 100 Technology Index(2)                  (32.44)%    12.18%          18.33%          18.40%       (34.99)%
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's Information                          (25.88)%    12.14%          19.71%          19.16%       (32.31)%
Technology Index(3)
-------------------------------------------------------------------------------------------------------------------------

(1) Technology Fund's 1999 returns were primarily achieved buying IPOs and technology related stocks in a period favorable for these investments. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs and technology stocks will have the same effect on performance as it did in 1999.

(2) An equally weighted index of the 100 largest technology companies, as measured by market capitalization. Previously, the fund used the Standard & Poor's Information Technology Index. Going forward, the fund will use the Merrill Lynch 100 Technology Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index for Class A, Class B and Class C shares is calculated from 4/30/94, 8/31/94 and 1/31/00, respectively.

(3) An unmanaged index comprised of information technology stocks in the Standard & Poor's 500 Index (an unmanaged index of large-capitalization stocks). The since inception performance of the index for Class A, Class B and Class C shares is calculated from 4/30/94, 8/31/94 and 1/31/00, respectively.


                             8 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES
TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

--------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)              CLASS A       CLASS B    CLASS C
--------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                               5.50%         5.00%      2.00%
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (AS A PERCENTAGE OF OFFERING PRICE)                                     5.50%(1)      0.00%      1.00%
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
  WHICHEVER IS LESS)                                                      0.00%(2)      5.00%      1.00%
ANNUAL MAINTENANCE FEE(3)
  ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                     $   25        $   25     $   25

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------
  Management Fees                                                         0.70%         0.70%      0.70%
  Distribution and Service (12b-1) Fees                                   0.25%         1.00%      1.00%
  Other Expenses                                                          0.46%         0.46%      0.46%
  Total Annual Fund Operating Expenses                                    1.41%         2.16%      2.16%
  Waiver of Fund Expenses(5)                                             (0.18)%       (0.18)%    (0.18)%
  NET EXPENSES(5)                                                         1.23%         1.98%      1.98%
-------------------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) The fund reserves the right to charge your account an Annual Maintenance Fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until June 30, 2003, so that Net Expenses do not exceed 1.23%, 1.98% and 1.98%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                      CLASS B                   CLASS B                CLASS C                   CLASS C
                          assuming redemption    assuming no redemption    assuming redemption    assuming no redemption
               CLASS A  at end of each period     at end of each period  at end of each period     at end of each period
-------------------------------------------------------------------------------------------------------------------------
 1 year           $668                   $701                      $201                   $399                      $299
 3 years          $942                 $1,045                      $645                   $739                      $739
 5 years        $1,250                 $1,330                    $1,130                 $1,219                    $1,219
10 years        $2,122                 $2,277                    $2,277                 $2,543                    $2,543

                             9 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
BUYING SHARES

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

The funds offer five different share classes. This prospectus offers Class A, Class B, and Class C shares; Class S and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes that will affect performance. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services.

Because not everyone is eligible to buy every class, determine which classes you are eligible to buy and then decide which class best suits your needs. A number of factors, including the amount of your purchase and the length of time you expect to hold your shares, should be considered before choosing a share class. Contact your investment professional for help in deciding which class would be best for you.

The following describes the features of each class:

CLASS A SHARES. Class A shares have:

o a front-end sales charge determined by the amount of your purchase. See "Calculating Your Share Price-- Class A Shares."

o annual distribution and service (12b-1) fees of 0.25.* See "Fund Summaries-- Fees and Expenses."

o    reduced sales charges for larger purchases. See "Reducing Your Sales
     Charge."

CLASS B SHARES. Class B shares have:

o    no front-end sales charge.

o a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase. See "Calculating Your Share Price-- Class B Shares."

o annual distribution and service (12b-1) fees of 1.00%. See "Fund Summaries-- Fees and Expenses."

o automatic conversion to Class A shares approximately eight years after purchase which reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

CLASS C SHARES. Class C shares have:

o a front-end sales charge of 1.00%. See "Calculating Your Share Price -- Class C Shares."

o a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 18 months of purchase. See "Calculating Your Share Price -- Class C Shares."

o annual distribution and service (12b-1) fees of 1.00%.* See "Fund Summaries -- Fees and Expenses."

*Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.

Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for Class B shares for $250,000 or more will be treated as orders for Class A shares.

o orders for Class C shares for $1 million or more will be treated as orders for Class A shares.

o orders for Class B or Class C shares by an investor eligible to purchase Class A shares without a front-end sales charge will be treated as orders for Class A shares.

CLASS S SHARES. Class S shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are typically held in an omnibus account with the transfer agent.

o    do not have a front-end sales charge or a deferred sales charge.

o have an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

CLASS Y SHARES. Class Y shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are typically held in an omnibus account with the transfer agent.

o do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                                            12b-1 fees are equal to:
--------------------------------------------------------------------------------
Class A shares                                 0.25% of average daily net assets
Class B shares                                 1% of average daily net assets
Class C shares                                 1% of average daily net assets


                            10 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
BUYING SHARES CONTINUED

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions, and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. The funds' distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds' distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to institutions which sell Class B shares. See "Buying Shares -- Class B shares." The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

CLASS A SHARES. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

                                                          Maximum
                                Sales Charge          Reallowance
                          as a % of      as a % of      as a % of
                           Purchase     Net Amount       Purchase
                              Price       Invested          Price
------------------------------------------------------------------
Less than $50,000             5.50%          5.82%          5.00%
$ 50,000 - $ 99,999           4.50%          4.71%          4.00%
$100,000 - $249,999           3.50%          3.63%          3.25%
$250,000 - $499,999           2.50%          2.56%          2.25%
$500,000 - $999,999           2.00%          2.04%          1.75%
$1 million and over              0%             0%             0%


REDUCING YOUR SALES CHARGE. As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other Class A shares that you purchased for $25,000 000, but are now valued at $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any First American fund by certain other accounts also will be combined with your purchase to determine your sales charge. Each fund will combine purchases made by you, your spouse, and your children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account. To receive a reduced sales charge, you must notify the funds of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund (except the money market funds), you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."


                            11 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
BUYING SHARES CONTINUED

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

--------------------------------------------------------------------------------

FOR INVESTMENTS OF OVER $1 MILLION

There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70(1)/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

o    redemptions required as a result of over contribution to an IRA plan.

CLASS B SHARES. Your purchase price for Class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% (4.00% for Technology Fund) of the amount invested to investment professionals and financial institutions which sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

                                                           CDSC as a % of the
Year since purchase                                       value of your shares
-------------------------------------------------------------------------------
First                                                              5%
Second                                                             5%
Third                                                              4%
Fourth                                                             3%
Fifth                                                              2%
Sixth                                                              1%
Seventh                                                            0%
Eighth                                                             0%

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70(1)/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

o    redemptions required as a result of over contribution to an IRA plan.

CLASS C SHARES. Your purchase price for Class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to an additional 1% of your purchase price to your investment professional or participating institution. Furthermore, the advisor may pay its affiliated broker-dealers, U.S. Bancorp Piper Jaffray Inc. and U.S. Bancorp Investments, Inc., an additional commission of up to 1% of your purchase price. The distributor receives any CDSC imposed when you sell your Class C shares.


                            12 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
BUYING SHARES CONTINUED

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund's advisor and its affiliates. The fund also has the right to reject any purchase order.

You may buy shares on any day the New York Stock Exchange is open. However purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next net asset value calculated after your order is accepted by the fund, plus any applicable sales charge. "Accepted" means that you placed an order with your investment professional or financial institution and it has been processed, or your payment has been received and your application is complete. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to purchase fund shares. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND before the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time). All information will be taken over the telephone, and your order will be placed when the funds receive payment by wire. Wire federal funds as follows:

U.S. Bank National Association
ABA Number:  0420-00013
Account Number:  112-952-137
Credit to:  First American (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan street
Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third party checks, credit cards, credit card checks, and cash are not accepted.

o if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your First American Fund into another First American Fund of the same class.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.


                            13 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next net asset value calculated after your order is accepted by the fund less any applicable contingent deferred sales charge. Be sure to read the section "Buying Shares" for a description of contingent deferred sales charges. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Redemption In Kind" below.

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to redeem fund shares. In these cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan street
Milwaukee, WI 53202

Your request should include the following information:

o    name of the fund.

o    account number.

o    dollar amount or number of shares redeemed.

o    name on the account.

o    signatures of all registered account owner.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o    your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.


                            14 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES
SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund (except money market fund shares on which you have not paid a sales charge), you may reinvest Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

--------------------------------------------------------------------------------

ACCOUNTS WITH LOW BALANCES

Except for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

o    deduct a $25 annual account maintenance fee, or

o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares. You may exchange your shares on any day when the New York Stock Exchange is open. However, exchanges of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares or Class S shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares or Class S shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. You may exchange shares by calling your investment professional, your financial institution, or the funds direct, provided that both funds have identical shareholder registrations. To request an exchange through the funds, call Investor Services at 800 677-FUND. Your instructions must be received before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of in cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon the disposition of the securities received in the redemption.

                            15 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements for funds held in a brokerage account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, or by writing to the fund, your investment professional or your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income in the case of Real Estate Securities Fund and capital gains in the case of the other funds.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                            16 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.(1)

                                                                   Advisory fee
                                                                      as a % of
                                                                  average daily
                                                                     net assets
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND                                                      0.43%
REAL ESTATE SECURITIES FUND                                               0.49%
TECHNOLOGY FUND                                                           0.64%
--------------------------------------------------------------------------------


(1) Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to the funds. On May 2, 2001, FAAM and Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each fund to U.S. Bancorp Asset Management did not change as a result of the combination.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                            17 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Each fund is subject to the particular risks of the sector in which it principally invests.

RISKS OF THE HEALTH SCIENCES SECTOR. Health Sciences Fund invests in equity securities of companies which develop, produce or distribute products or services connected with health care or medicine. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, the health sciences industries generally are subject to greater governmental regulation than many other industries, so that changes in governmental policies may have a material effect on the demand for products and services in these industries. Regulatory approvals generally are required before new drugs, medical devices or medical procedures can be introduced and before health care providers can acquire additional facilities or equipment.

RISKS OF THE REAL ESTATE SECTOR. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

RISKS OF THE TECHNOLOGY SECTOR. Technology Fund invests in equity securities of companies in the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in this industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Health Sciences Fund and Technology Fund may have significant investments in development stage and small-capitalization companies. Stocks of development stage and small-capitalization companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price


                            18 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS CONTINUED

fluctuations. In some cases, there could be difficulties in selling the stocks of development stage and small-capitalization companies at the desired time and price.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Technology Fund and Health Sciences Fund may frequently invest in companies at the time of their IPO. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITS). Real Estate Securities Fund invests a majority of its assets in REITs and Health Sciences Fund also may invest in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.

A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.

By investing in REITs indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of some of the REITs in which the fund invests.

FOREIGN SECURITY RISK. Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.


                            19 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A, Class B and Class C shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

The information for Health Sciences Fund, Real Estate Securities Fund and Technology Fund for the fiscal periods ended September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

HEALTH SCIENCES FUND

                                                                Fiscal year ended September 30,
CLASS A SHARES                                    2001(1)      2000           1999           1998          1997
-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $   13.34     $    8.24     $    7.82     $   12.05     $    9.86
                                                ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Income (Loss)               (0.03)        (0.02)         0.01          0.01         (0.01)
         Net Gains (Losses) on Investments
              (both realized and unrealized)        (2.10)         5.12          0.46         (2.78)         2.30
                                                ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations           (2.13)         5.10          0.47         (2.77)         2.29
                                                ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)        --            --         (0.01)           --            --
         Distributions (from capital gains)         (1.37)           --         (0.04)        (1.46)        (0.10)
                                                ---------     ---------     ---------     ---------     ---------
         Total Distributions                        (1.37)           --         (0.05)        (1.46)        (0.10)
                                                ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $    9.84     $   13.34     $    8.24     $    7.82     $   12.05
                                                =========     =========     =========     =========     =========
Total Return(2)                                    (17.35)%       61.89%         6.08%       (25.24)%       23.60%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $   6,514     $   6,645     $   1,383     $   2,017     $     849
Ratio of Expenses to Average Net Assets              1.15%         1.17%         1.16%         1.15%         1.15%
Ratio of Net Income (Loss) to Average Net Assets    (0.28)%       (0.27)%        0.11%         0.04%        (0.20)%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                1.42%         1.46%         1.30%         1.20%         1.29%
Ratio of Net Loss to Average Net Assets
  (excluding waivers)                               (0.55)%       (0.56)%       (0.03)%       (0.01)%       (0.34)%
Portfolio Turnover Rate                               103%          104%           53%           45%           54%
------------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            20 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

HEALTH SCIENCES FUND (CONTINUED)

                                                                 Fiscal year ended September 30,
CLASS B SHARES                                    2001(1)       2000           1999          1998         1997
------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $   12.89     $    8.02     $    7.65     $   11.90     $    9.81
                                                ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Income (Loss)               (0.11)        (0.08)         0.01         (0.02)        (0.01)
         Net Gains (Losses) on Investments
              (both realized and unrealized)        (2.01)         4.95          0.40         (2.77)         2.20
                                                ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations           (2.12)         4.87          0.41         (2.79)         2.19
                                                ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)        --            --            --            --            --
         Distributions (from capital gains)         (1.37)           --         (0.04)        (1.46)        (0.10)
                                                ---------     ---------     ---------     ---------     ---------
         Total Distributions                        (1.37)           --         (0.04)        (1.46)        (0.10)
                                                ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $    9.40     $   12.89     $    8.02     $    7.65     $   11.90
                                                =========     =========     =========     =========     =========
Total Return(2)                                    (17.99)%       60.72%         5.37%       (25.80)%       22.69%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $   3,496     $   4,221     $   1,029     $     645     $     516
Ratio of Expenses to Average Net Assets              1.90%         1.92%         1.92%         1.90%         1.90%
Ratio of Net Loss to Average Net Assets             (1.04)%       (1.02)%       (0.64)%       (0.73)%       (0.94)%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                2.17%         2.21%         2.05%         1.95%         2.04%
Ratio of Net Loss to Average Net Assets
  (excluding waivers)                               (1.31)%       (1.31)%       (0.77)%       (0.78)%       (1.08)%
Portfolio Turnover Rate                               103%          104%           53%           45%           54%
------------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                         Fiscal period ended September 30,
CLASS C SHARES                                                  2001(1)      2000(2)
-------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $   13.29     $    9.76
                                                              ---------     ---------
Investment Operations:
         Net Investment Income (Loss)                             (0.11)        (0.03)
         Net Gains (Losses) on Investments
              (both realized and unrealized)                      (2.08)         3.56
                                                              ---------     ---------
         Total From Investment Operations                         (2.19)         3.53
                                                              ---------     ---------
Less Distributions:
         Dividends (from net investment income)                      --            --
         Distributions (from capital gains)                       (1.37)           --
                                                              ---------     ---------
         Total Distributions                                      (1.37)           --
                                                              ---------     ---------
Net Asset Value, End of Period                                $    9.73     $   13.29
                                                              =========     =========
Total Return(3)                                                  (17.92)%       36.17%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $   5,329     $   4,347
Ratio of Expenses to Average Net Assets                            1.90%         1.92%
Ratio of Net Loss to Average Net Assets                           (1.04)%       (1.02)%
Ratio of Expenses to Average Net Assets (excluding waivers)        2.17%         2.21%
Ratio of Net Loss to Average Net Assets (excluding waivers)       (1.31)%       (1.31)%
Portfolio Turnover Rate                                             103%          104%
-------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            21 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

REAL ESTATE SECURITIES FUND

                                                               Fiscal year ended September 30,
CLASS A SHARES                                   2001(1)        2000          1999          1998           1997
------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $   12.71     $   10.78     $   12.17     $   14.97     $   11.52
                                                ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Income                       0.76          0.74          0.65          0.63          0.72
         Net Gains (Losses) on Investments
              (both realized and unrealized)         0.32          2.00         (1.36)        (2.40)         3.42
                                                ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations            1.08          2.74         (0.71)        (1.77)         4.14
                                                ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)     (0.64)        (0.79)        (0.67)        (0.70)        (0.65)
         Distributions (from capital gains)            --            --            --         (0.33)        (0.03)
         Distributions (from return of capital)     (0.03)        (0.02)        (0.01)           --         (0.01)
                                                ---------     ---------     ---------     ---------     ---------
         Total Distributions                        (0.67)        (0.81)        (0.68)        (1.03)        (0.69)
                                                ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $   13.12     $   12.71     $   10.78     $   12.17     $   14.97
                                                =========     =========     =========     =========     =========
Total Return(2)                                      8.69%        26.68%        (5.89)%      (12.42)%       36.77%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $   2,421     $   2,035     $   1,518     $   2,027     $   2,105
Ratio of Expenses to Average Net Assets              1.04%         1.05%         1.05%         1.05%         1.05%
Ratio of Net Income to Average Net Assets            5.89%         6.59%         5.52%         4.71%         4.46%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                1.25%         1.24%         1.18%         1.18%         1.30%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                                5.68%         6.40%         5.39%         4.58%         4.21%
Portfolio Turnover Rate                                85%           45%           21%           36%           14%
------------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                Fiscal year ended September 30,
CLASS B SHARES                                   2001(1)        2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $   12.61     $   10.69     $   12.08     $   14.86     $   11.46
                                                ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Income                       0.65          0.64          0.55          0.52          0.63
         Net Gains (Losses) on Investments
              (both realized and unrealized)         0.33          2.00         (1.34)        (2.37)         3.38
                                                ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations            0.98          2.64          0.79         (1.85)         4.01
                                                ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)     (0.54)        (0.69)        (0.57)        (0.60)        (0.57)
         Distributions (from capital gains)            --            --            --         (0.33)        (0.03)
         Distributions (from return of capital)     (0.03)        (0.03)        (0.03)           --         (0.01)
                                                ---------     ---------     ---------     ---------     ---------
         Total Distributions                        (0.57)        (0.72)        (0.60)        (0.93)        (0.61)
                                                ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $   13.02     $   12.61     $   10.69     $   12.08     $   14.86
                                                =========     =========     =========     =========     =========
Total Return(2)                                      7.93%        25.81%        (6.68)%      (13.04)%       35.77%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $   1,724     $   1,874     $   2,192     $   3,026     $   3,318
Ratio of Expenses to Average Net Assets              1.79%         1.80%         1.80%         1.80%         1.80%
Ratio of Net Income to Average Net Assets            5.13%         5.79%         4.75%         3.98%         3.61%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                2.00%         1.99%         1.93%         1.93%         2.00%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                                4.92%         5.60%         4.62%         3.85%         3.41%
Portfolio Turnover Rate                                85%           45%           21%           36%           14%
------------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            22 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

REAL ESTATE SECURITIES FUND (CONTINUED)

                                           Fiscal period ended September 30,
CLASS C SHARES                                    2001(1)     2000(2)
-----------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period              $ 12.68     $ 10.61
                                                  -------     -------
Investment Operations:
         Net Investment Income                       0.68        0.50
         Net Gains (Losses) on Investments
              (both realized and unrealized)         0.30        2.14
                                                  -------     -------
         Total From Investment Operations            0.98        2.64
                                                  -------     -------
Less Distributions:
         Dividends (from net investment income)     (0.59)      (0.57)
         Distributions (from capital gains)            --          --
         Distributions (from return of capital)        --          --
                                                  -------     -------
         Total Distributions                        (0.59)      (0.57)
                                                  -------     -------
Net Asset Value, End of Period                    $ 13.08     $ 12.68
                                                  =======     =======
Total Return(3)                                      7.93%      25.56%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $   341     $   164
Ratio of Expenses to Average Net Assets              1.79%       1.80%
Ratio of Net Income to Average Net Assets            5.27%       5.79%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                2.00%       1.99%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                                5.06%       5.60%
Portfolio Turnover Rate                                85%         45%
----------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Commenced operations of February 1, 2000. All ratios for the period have been annualized, except total return.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            23 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

TECHNOLOGY FUND

                                                                Fiscal year ended September 30,
CLASS A SHARES                                   2001(1)        2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $   47.68     $   34.22     $   15.60     $   20.20     $   19.25
                                                ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Loss                        (0.15)        (0.35)        (0.18)        (0.13)        (0.11)
         Net Gains (Losses) on Investments
              (both realized and unrealized)       (33.55)        24.87         19.55         (3.26)         3.12
                                                ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations          (33.70)        24.52         19.37         (3.39)         3.01
                                                ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)        --            --            --            --            --
         Distributions (from capital gains)         (7.62)       (11.06)        (0.75)        (1.21)        (2.06)
                                                ---------     ---------     ---------     ---------     ---------
         Total Distributions                        (7.62)       (11.06)        (0.75)        (1.21)        (2.06)
                                                ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $    6.36     $   47.68     $   34.22     $   15.60     $   20.20
                                                =========     =========     =========     =========     =========
Total Return(2)                                    (83.30)%       80.11%       128.71%       (16.69)%       17.71%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $  29,084     $ 155,533     $  21,491     $   7,703     $   5,564
Ratio of Expenses to Average Net Assets              1.15%         1.15%         1.15%         1.15%         1.15%
Ratio of Net Loss to Average Net Assets             (0.88)%       (0.93)%       (0.80)%       (0.60)%       (0.59)%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                1.22%         1.15%         1.16%         1.15%         1.17%
Ratio of Net Loss to Average Net Assets
  (excluding waivers)                               (0.95)%       (0.93)%       (0.81)%       (0.60)%       (0.61)%
Portfolio Turnover Rate                               269%          195%          184%          124%          150%
------------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                Fiscal year ended September 30,
CLASS B SHARES                                   2001(1)        2000          1999           1998          1997
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $   44.40     $   32.59     $   14.99     $   19.58     $   18.85
                                                ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Loss                        (0.26)        (0.35)        (0.34)        (0.24)        (0.20)
         Net Gains (Losses) on Investments
              (both realized and unrealized)       (30.75)        23.22         18.69         (3.14)         2.99
                                                ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations          (31.01)        22.87         18.35         (3.38)         2.79
                                                ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)        --            --            --            --            --
         Distributions (from capital gains)         (7.62)       (11.06)        (0.75)        (1.21)        (2.06)
                                                ---------     ---------     ---------     ---------     ---------
         Total Distributions                        (7.62)       (11.06)        (0.75)        (1.21)        (2.06)
                                                ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $    5.77     $   44.40     $   32.59     $   14.99     $   19.58
                                                =========     =========     =========     =========     =========
Total Return(2)                                    (83.42)%       78.77%       127.09%       (17.21)%       16.82%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $  15,974     $  97,003     $  20,866     $   7,499     $   8,463
Ratio of Expenses to Average Net Assets              1.90%         1.90%         1.90%         1.90%         1.90%
Ratio of Net Loss to Average Net Assets             (1.63)%       (1.68)%       (1.56)%       (1.38)%       (1.41)%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                1.97%         1.90%         1.91%         1.90%         1.92%
Ratio of Net Loss to Average Net Assets
  (excluding waivers)                               (1.70)%       (1.68)%       (1.57)%       (1.38)%       (1.43)%
Portfolio Turnover Rate                               269%          195%          184%          124%          150%
------------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            24 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

TECHNOLOGY FUND (CONTINUED)

                                                        Fiscal period ended September 30,
CLASS C SHARES                                                 2001(1)       2000(2)
-------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $   47.49     $   50.30
                                                              ---------     ---------
Investment Operations:
         Net Investment Loss                                      (0.26)        (0.35)
         Net Gains (Losses) on Investments
              (both realized and unrealized)                     (33.33)        (2.46)
                                                              ---------     ---------
         Total From Investment Operations                        (33.59)        (2.81)
                                                              ---------     ---------
Less Distributions:
         Dividends (from net investment income)                      --            --
         Distributions (from capital gains)                       (7.62)           --
                                                              ---------     ---------
         Total Distributions                                      (7.62)           --
                                                              ---------     ---------
Net Asset Value, End of Period                                $    6.28     $   47.49
                                                              =========     =========
Total Return(3)                                                  (83.43)%       (5.59)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $   9,010     $  33,605
Ratio of Expenses to Average Net Assets                            1.90%         1.90%
Ratio of Net Loss to Average Net Assets                           (1.63)%       (1.67)%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.98%         1.88%
Ratio of Net Loss to Average Net Assets (excluding waivers)       (1.71)%       (1.65)%
Portfolio Turnover Rate                                             269%          195%
-------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            25 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information, and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

PROSECTR  5/02

SEC file number:  811-05309





[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 28, 2002
                                           (AS SUPPLEMENTED MAY 17, 2002)


                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS ~ STOCK FUNDS



                        SECTOR FUNDS
                      CLASS S SHARES


                                           HEALTH SCIENCES FUND
                                           REAL ESTATE SECURITIES FUND
                                           TECHNOLOGY FUND







                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS PROSPECTUS
                                           IS ACCURATE OR COMPLETE. ANY
                                           STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF
CONTENTS


        FUND SUMMARIES
--------------------------------------------------------------------------------
                Health Sciences Fund                                 2
--------------------------------------------------------------------------------
                Real Estate Securities Fund                          5
--------------------------------------------------------------------------------
                Technology Fund                                      7
--------------------------------------------------------------------------------
        POLICIES & SERVICES
--------------------------------------------------------------------------------
                Buying and Selling Shares                           10
--------------------------------------------------------------------------------
                Managing Your Investment                            12
--------------------------------------------------------------------------------
        ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                Management                                          13
--------------------------------------------------------------------------------
                More About The Funds                                14
--------------------------------------------------------------------------------
                Financial Highlights                                16
--------------------------------------------------------------------------------
        FOR MORE INFORMATION                                Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Sector Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.






                                      1 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

FUND SUMMARIES
HEALTH SCIENCES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Health Sciences Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Health Sciences Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which develop, produce or distribute products or services connected with health care or medicine, and which derive at least 50% of their assets, revenues or profits from these products or services at the time of investment.

Examples of products or services connected with health care or medicine include:

o    pharmaceuticals.

o    health care services and administration.

o    diagnostics.

o    medical equipment and supplies.

o    medical technology.

o    medical research and development.

The fund's advisor will invest in companies that it believes have the potential for above average growth in revenue and earnings as a result of new or unique products, processes or services; increasing demand for a company's products or services; established market leadership; or exceptional management.

The fund's investments may include development stage companies (companies that do not have significant revenues) and small- and mid-capitalization companies. The fund may also invest in real estate investment trusts (REITs) that finance medical care facilities. REITs are publicly traded corporations or trusts that acquire, hold and manage real estate.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF THE HEALTH SCIENCES SECTOR. Because the fund invests primarily in stocks related to health care or medicine, it is particularly susceptible to risks associated with the health sciences industries. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services in these industries.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF DEVELOPMENT STAGE, SMALL- AND MID-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITS). REITs will be affected by changes in the values of and incomes from the properties they own or the credit quality of the mortgages they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.


                                      2 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

FUND SUMMARIES
HEALTH SCIENCES FUND CONTINUED

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares were not offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns because they are invested in the same portfolio of securities and have similar operating expenses.


                                      3 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

FUND SUMMARIES
HEALTH SCIENCES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]

16.14%     -6.94%     -1.32%      46.88%      -11.98%
--------------------------------------------------------------------------------
 1997       1998       1999        2000         2001


Best Quarter:       Quarter ending   June 30, 2000            20.06%
Worst Quarter:      Quarter ending   September 30, 1998      (22.34)%

AVERAGE ANNUAL TOTAL RETURNS                             Inception                                Since
AS OF 12/31/01                                                Date    One Year   Five Years   Inception
-------------------------------------------------------------------------------------------------------
Health Sciences Fund (Class A)(1)                          1/31/96    (11.98)%        6.64%       5.49%
-------------------------------------------------------------------------------------------------------
Standard & Poor's Health Care Composite Index(2)                      (12.88)%       16.00%      15.67%
-------------------------------------------------------------------------------------------------------

(1) Class A share returns do not reflect the 5.50% front-end sales charge normally imposed on those shares. Class S shares have no sales charge.

(2) An unmanaged index comprised of health care stocks in the Standard & Poor's 500 Composite Index, which is an unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 1/31/96.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                      None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)                None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------
  Management Fees                                                                                    0.70%
  Distribution and Service (12b-1) Fees                                                               None
  Other Expenses
    Shareholder Servicing Fee                                                                        0.25%
    Miscellaneous                                                                                    0.57%
  Total Annual Fund Operating Expenses                                                               1.52%
  Waiver of Fund Expenses(2)                                                                        (0.29)%
  NET EXPENSES(2)                                                                                    1.23%
----------------------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                     $125
 3 years                                                                    $451
 5 years                                                                    $799
10 years                                                                  $1,783


                                      4 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

FUND SUMMARIES
REAL ESTATE SECURITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

o equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

o mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

o hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITS). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares were not offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns because they are invested in the same portfolio of securities and have similar operating expenses.


                                      5 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

FUND SUMMARIES
REAL ESTATE SECURITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]

30.63%        19.21%        -16.16%       -3.91%        31.96%        9.50%
--------------------------------------------------------------------------------
 1996          1997           1998         1999          2000         2001


Best Quarter:       Quarter ending   December 31, 1996       16.59%
Worst Quarter:      Quarter ending   September 30, 1998      (9.78)%


AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/01                                          Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------
Real Estate Securities Fund (Class A)(1)             9/29/95       9.50%        6.77%      10.92%
--------------------------------------------------------------------------------------------------
Morgan Stanley REIT Index(2)                                      12.83%        6.12%      10.90%
--------------------------------------------------------------------------------------------------

(1) Class A share returns do not reflect the 5.50% front-end sales charge normally imposed on those shares. Class S shares have no sales charge.

(2) An unmanaged index of the most actively traded real estate investment trusts. The since inception performance for the index is calculated from 9/30/95.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                               None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)         None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------
  Management Fees                                                                             0.70%
  Distribution and Service (12b-1) Fees                                                        None
  Other Expenses
    Shareholder Servicing Fee                                                                 0.25%
    Miscellaneous                                                                             0.42%
  Total Annual Fund Operating Expenses                                                        1.37%
  Waiver of Fund Expenses(2)                                                                 (0.14)%
  NET EXPENSES(2)                                                                             1.23%
----------------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                     $125
 3 years                                                                    $420
 5 years                                                                    $736
10 years                                                                  $1,632


                                      6 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

FUND SUMMARIES
TECHNOLOGY FUND

--------------------------------------------------------------------------------
OBJECTIVE

Technology Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o    inexpensive computing power, such as personal computers.

o    improved methods of communications, such as satellite transmission.

o    technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small capitalization companies. The advisor will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.


                                      7 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

FUND SUMMARIES
TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares were not offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns because they are invested in the same portfolio of securities and have similar operating expenses.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

40.93%     22.12%     6.91%     32.47%     191.79%     -45.85%     -55.71%
--------------------------------------------------------------------------------
 1995       1996      1997       1998        1999        2000        2001


Best Quarter:       Quarter ending   December 31, 1999        80.60%
Worst Quarter:      Quarter ending   March 31, 2001          (48.79)%

AVERAGE ANNUAL TOTAL RETURNS                              Inception                                Since
AS OF 12/31/01(1)                                              Date    One Year   Five Years   Inception
---------------------------------------------------------------------------------------------------------
Technology Fund (Class A)(2)                                 4/4/94    (55.71)%       (0.18)%     10.35%
---------------------------------------------------------------------------------------------------------
Merrill Lynch 100 Technology Index(3)                                  (32.44)%       12.18%      18.33%
---------------------------------------------------------------------------------------------------------
Standard & Poor's Information Technology Index(4)                      (25.88)%       12.14%      19.71%
---------------------------------------------------------------------------------------------------------

(1) Technology Fund's 1999 returns were primarily achieved buying IPOs and technology related stocks in a period favorable for these investments. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs and technology stocks will have the same effect on performance as it did in 1999.

(2) Class A share returns do not reflect the 5.50% front-end sales charge normally imposed on those shares. Class S shares have no sales charge.

(3) An equally weighted index of the 100 largest technology companies, as measured by market capitalization. Previously, the fund used the Standard & Poor's Information Technology Index. Going forward, the fund will use the Merrill Lynch 100 Technology Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 4/30/94.

(4) An unmanaged index comprised of information technology stocks in the Standard & Poor's 500 Index, which is an unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 4/30/94.


                                      8 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

FUND SUMMARIES
TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                      None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)                None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------
  Management Fees                                                                                    0.70%
  Distribution and Service (12b-1) Fees                                                               None
  Other Expenses
    Shareholder Servicing Fee                                                                        0.25%
    Miscellaneous                                                                                    0.46%
  Total Annual Fund Operating Expenses                                                               1.41%
  Waiver of Fund Expenses(2)                                                                        (0.18)%
  NET EXPENSES(2)                                                                                    1.23%
-----------------------------------------------------------------------------------------------------------


(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until June 30, 2003, so that Net Expenses do not exceed 1.23%. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2003 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                     $125
 3 years                                                                    $415
 5 years                                                                    $741
10 years                                                                  $1,663


                                      9 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

The funds offer five different share classes. This prospectus offers Class S shares; Class A, Class B, Class C, and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes that will affect performance. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services.

Because not everyone is eligible to buy every class, determine which classes you are eligible to buy and then decide which class best suits your needs. A number of factors, including the amount of your purchase and the length of time you expect to hold your shares, should be considered before choosing a share class. Contact your investment professional for help in deciding which class would be best for you.

The following describes the features of each class:

CLASS A SHARES. Class A shares have:

o    a front-end sales charge determined by the amount of your purchase.

o    annual distribution and service (12b-1) fees of 0.25%.

o    reduced sales charges for larger purchases.

CLASS B SHARES. Class B shares have:

o    no front-end sales charge.

o a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase.

o    annual distribution and service (12b-1) fees of 1.00%.

o automatic conversion to Class A shares approximately eight years after purchase which reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

CLASS C SHARES. Class C shares have:

o    a front-end sales charge of 1.00%.

o a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 18 months of purchase.

o    annual distribution and service (12b-1) fees of 1.00%.

CLASS S SHARES. Class S shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are typically held in an omnibus account with the transfer agent.

o    do not have a front-end sales charge or a deferred sales charge.

o have an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase. See "Fund Summaries-- Fees and Expenses" and "Compensation Paid to Financial Institutions."

CLASS Y SHARES. Class Y shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are typically held in an omnibus account with the transfer agent.

o do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased or sold on any day when the New York Stock Exchange is open. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number:  0420-00013
Account Number:  112-952-137
Credit to:  First American (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your


                                     10 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES CONTINUED

purchase order by 3:00 p.m. Central time. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Redemption In Kind" below.

--------------------------------------------------------------------------------
COMPENSATION PAID TO FINANCIAL INSTITUTIONS

The fund pays the distributor an annual shareholder servicing fee equal to 0.25% of the fund's average daily net assets to compensate the distributor for providing services to shareholders. The distributor may use this fee to compensate your investment professional or financial institution for providing ongoing services to your account. The advisor, the administrator or the distributor may pay additional fees to investment professionals and financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the investment professional's or financial institution's customers.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class S shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class S shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.

                                     11 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income in the case of Real Estate Securities Fund and capital gains in the case of the other funds.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                                     12 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

ADDITIONAL INFORMATION
MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND                                                       0.43%
REAL ESTATE SECURITIES FUND                                                0.49%
TECHNOLOGY FUND                                                            0.64%
--------------------------------------------------------------------------------

(1) Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to the funds. On May 2, 2001, FAAM and Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each fund to U.S. Bancorp Asset Management did not change as a result of the combination.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 NICOLLET MALL
MINNEAPOLIS, MINNESOTA 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                                     13 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Each fund is subject to the particular risks of the sector in which it principally invests.

RISKS OF THE HEALTH SCIENCES SECTOR. Health Sciences Fund invests in equity securities of companies which develop, produce or distribute products or services connected with health care or medicine. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, the health sciences industries generally are subject to greater governmental regulation than many other industries, so that changes in governmental policies may have a material effect on the demand for products and services in these industries. Regulatory approvals generally are required before new drugs, medical devices or medical procedures can be introduced and before health care providers can acquire additional facilities or equipment.

RISKS OF THE REAL ESTATE SECTOR. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

RISKS OF THE TECHNOLOGY SECTOR. Technology Fund invests in equity securities of companies in the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in this industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Health Sciences Fund and Technology Fund may have significant investments in development stage and small-capitalization companies. Stocks of development stage and small-capitalization companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is


                                     14 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS CONTINUED

typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of development stage and small-capitalization companies at the desired time and price.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Technology Fund and Health Sciences Fund may frequently invest in companies at the time of their IPO. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITS). Real Estate Securities Fund invests a majority of its assets in REITs and Health Sciences Fund also may invest in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.

A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.

By investing in REITS indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of some of the REITs in which the fund invests.

FOREIGN SECURITY RISK. Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.


                                     15 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class S shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of each fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal period ended September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

HEALTH SCIENCES FUND

                                                                                Fiscal period
                                                                                    ended
                                                                           September 30, 2001(1,2)
---------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                          $9.06
                                                                                              -----
Investment Operations:
         Net Investment Income (Loss)                                                            --
         Net Gains (Losses) on Investments
              (both realized and unrealized)                                                   0.78
                                                                                              -----
         Total From Investment Operations                                                      0.78
                                                                                              -----
Less Distributions:
         Dividends (from net investment income)                                                  --
         Distributions (from capital gains)                                                      --
                                                                                              -----
         Total Distributions                                                                     --
                                                                                              -----
Net Asset Value, End of Period                                                                $9.84
                                                                                              =====
Total Return(3)                                                                                8.61%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                               $  --
Ratio of Expenses to Average Net Assets                                                        0.00%
Ratio of Net Income (Loss) to Average Net Assets                                               0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                                    0.00%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)                           0.00%
Portfolio Turnover Rate                                                                         103%
----------------------------------------------------------------------------------------------------

(1) Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)  Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                     16 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

REAL ESTATE SECURITIES FUND

                                                                                Fiscal period
                                                                                    ended
                                                                           September 30, 2001(1,2)
---------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                         $12.52
                                                                                             ------
Investment Operations:
Net Investment Income (Loss)                                                                   0.11
         Net Gains (Losses) on Investments
              (both realized and unrealized)                                                   0.49
                                                                                             ------
         Total From Investment Operations                                                      0.60
                                                                                             ------
Less Distributions:
         Dividends (from net investment income)                                                  --
         Distributions (from capital gains)                                                      --
                                                                                             ------
         Total Distributions                                                                     --
                                                                                             ------
Net Asset Value, End of Period                                                               $13.12
                                                                                             ======
Total Return(3)                                                                               4.87%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                              $  320
Ratio of Expenses to Average Net Assets                                                       0.56%
Ratio of Net Income (Loss) to Average Net Assets                                             43.93%
Ratio of Expenses to Average Net Assets (excluding waivers)                                   1.01%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)                         43.48%
Portfolio Turnover Rate                                                                         85%
---------------------------------------------------------------------------------------------------

(1) Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)  Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

TECHNOLOGY FUND

                                                                                Fiscal period
                                                                                    ended
                                                                           September 30, 2001(1,2)
---------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                          $6.95
                                                                                              -----
Investment Operations:
Net Investment Income (Loss)                                                                     --
         Net Gains (Losses) on Investments
              (both realized and unrealized)                                                  (0.59)
                                                                                              -----
         Total From Investment Operations                                                     (0.59)
                                                                                              -----
Less Distributions:
         Dividends (from net investment income)                                                  --
         Distributions (from capital gains)                                                      --
                                                                                              -----
         Total Distributions                                                                     --
                                                                                              -----
Net Asset Value, End of Period                                                                $6.36
                                                                                              =====
Total Return(3)                                                                               (8.49)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                               $  --
Ratio of Expenses to Average Net Assets                                                        0.00%
Ratio of Net Income (Loss) to Average Net Assets                                               0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                                    0.00%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)                           0.00%
Portfolio Turnover Rate                                                                         269%
------------------------------------------------------------------------- --------------------------

(1) Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)  Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                     17 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROSECTS  5/02

SEC file number:  811-05309


[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 28, 2002
                                           (AS SUPPLEMENTED MAY 17, 2002)


                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS ~ STOCK FUNDS



                        SECTOR FUNDS
                      CLASS Y SHARES


                                           HEALTH SCIENCES FUND
                                           REAL ESTATE SECURITIES FUND
                                           TECHNOLOGY FUND







                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS PROSPECTUS
                                           IS ACCURATE OR COMPLETE. ANY
                                           STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF
CONTENTS

        FUND SUMMARIES
--------------------------------------------------------------------------------
                Health Sciences Fund                                 2
--------------------------------------------------------------------------------
                Real Estate Securities Fund                          5
--------------------------------------------------------------------------------
                Technology Fund                                      7
--------------------------------------------------------------------------------
        POLICIES & SERVICES
--------------------------------------------------------------------------------
                Buying and Selling Shares                           10
--------------------------------------------------------------------------------
                Managing Your Investment                            12
--------------------------------------------------------------------------------
        ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                Management                                          13
--------------------------------------------------------------------------------
                More About The Funds                                14
--------------------------------------------------------------------------------
                Financial Highlights                                16
--------------------------------------------------------------------------------
        FOR MORE INFORMATION                                Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Sector Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.






                                      1 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

FUND SUMMARIES
HEALTH SCIENCES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Health Sciences Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Health Sciences Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which develop, produce or distribute products or services connected with health care or medicine, and which derive at least 50% of their assets, revenues or profits from these products or services at the time of investment.

Examples of products or services connected with health care or medicine include:

o    pharmaceuticals.

o    health care services and administration.

o    diagnostics.

o    medical equipment and supplies.

o    medical technology.

o    medical research and development.

The fund's advisor will invest in companies that it believes have the potential for above average growth in revenue and earnings as a result of new or unique products, processes or services; increasing demand for a company's products or services; established market leadership; or exceptional management.

The fund's investments may include development stage companies (companies that do not have significant revenues) and small-and mid-capitalization companies. The fund may also invest in real estate investment trusts (REITs) that finance medical care facilities. REITs are publicly traded corporations or trusts that acquire, hold and manage real estate.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF THE HEALTH SCIENCES SECTOR. Because the fund invests primarily in stocks related to health care or medicine, it is particularly susceptible to risks associated with the health sciences industries. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services in these industries.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF DEVELOPMENT STAGE, SMALL- AND MID-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITS). REITs will be affected by changes in the values of and incomes from the properties they own or the credit quality of the mortgages they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.


                                      2 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

FUND SUMMARIES
HEALTH SCIENCES FUND CONTINUED

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.


                                      3 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

FUND SUMMARIES
HEALTH SCIENCES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

16.50%   -6.87%   -0.82%   47.09%    -11.73%
--------------------------------------------------------------------------------
1997      1998     1999     2000       2001


Best Quarter:       Quarter ending   June 30, 2000            20.07%
Worst Quarter:      Quarter ending   September 30, 1998      (22.38)%

AVERAGE ANNUAL TOTAL RETURNS                             Inception                                Since
AS OF 12/31/01                                                Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------------
Health Sciences Fund                                       1/31/96    (11.73)%        6.92%       5.76%
--------------------------------------------------------------------------------------------------------
Standard & Poor's Health Care Composite Index(1)                      (12.88)%       16.00%      15.67%
--------------------------------------------------------------------------------------------------------

(1) An unmanaged index comprised of health care stocks in the Standard & Poor's 500 Index (an unmanaged index of large capitalization stocks). The since inception performance of the index is calculated from 1/31/96.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
---------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                         None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)   None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(as a percentage of average net assets)
---------------------------------------------------------------------------------------------
  Management Fees                                                                        0.70%
  Distribution and Service (12b-1) Fees                                                  None
  Other Expenses                                                                         0.57%
  Total Annual Fund Operating Expenses                                                   1.27%
  Waiver of Fund Expenses(2)                                                            (0.29)%
  NET EXPENSES(2)                                                                        0.98%
---------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.98%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                     $100
 3 years                                                                    $373
 5 years                                                                    $667
10 years                                                                  $1,504


                                      4 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

FUND SUMMARIES
REAL ESTATE SECURITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

o equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

o mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

o hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITS). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.


                                      5 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

FUND SUMMARIES
REAL ESTATE SECURITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

31.00%    19.60%   -15.98%    -3.65%    32.23%    9.82%
--------------------------------------------------------------------------------
 1996      1997      1998      1999      2000     2001


Best Quarter:       Quarter ending   December 31, 1996       16.61%
Worst Quarter:      Quarter ending   September 30, 1998      (9.71)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/01                                          Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------
Real Estate Securities Fund                          6/30/95       9.82%        7.05%      11.62%
--------------------------------------------------------------------------------------------------
Morgan Stanley REIT Index(1)                                      12.83%        6.12%      11.15%
--------------------------------------------------------------------------------------------------

(1) An unmanaged index of the most actively traded real estate investment trusts. The since inception performance for the index is calculated from 6/30/95.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                      None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)                None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------
  Management Fees                                                                                    0.70%
  Distribution and Service (12b-1) Fees                                                               None
  Other Expenses                                                                                     0.42%
  Total Annual Fund Operating Expenses                                                               1.12%
  Waiver of Fund Expenses(2)                                                                        (0.14)%
  NET EXPENSES(2)                                                                                    0.98%
-----------------------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.98%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
 1 year                                                                     $100
 3 years                                                                    $342
 5 years                                                                    $603
10 years                                                                  $1,349


                                      6 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

FUND SUMMARIES
TECHNOLOGY FUND

--------------------------------------------------------------------------------
OBJECTIVE

Technology Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o    inexpensive computing power, such as personal computers.

o    improved methods of communications, such as satellite transmission.

o    technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small capitalization companies. The advisor will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.


                                      7 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

FUND SUMMARIES
TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

41.02%    22.43%    7.31%    32.70%   192.59%   -45.62%   -55.63%
--------------------------------------------------------------------------------
 1995      1996     1997      1998      1999      2000      2001

Best Quarter:       Quarter ending   December 31, 1999        80.67%
Worst Quarter:      Quarter ending   March 31, 2001          (48.80)%

AVERAGE ANNUAL TOTAL RETURNS                              Inception                                Since
AS OF 12/31/01(1)                                              Date    One Year   Five Years   Inception
---------------------------------------------------------------------------------------------------------
Technology Fund                                              4/4/94    (55.63)%        0.10%      10.59%
---------------------------------------------------------------------------------------------------------
Merrill Lynch 100 Technology Index(2)                                  (32.44)%       12.18%      18.33%
---------------------------------------------------------------------------------------------------------
Standard & Poor's Information Technology Index(3)                      (25.88)%       12.14%      19.71%
---------------------------------------------------------------------------------------------------------

(1) Technology Fund's 1999 returns were primarily achieved buying IPOs and technology related stocks in a period favorable for these investments. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs and technology stocks will have the same effect on performance as it did in 1999.

(2) An equally weighted index of the 100 largest technology companies, as measured by market capitalization. Previously, the fund used the Standard & Poor's Information Technology Index. Going forward, the fund will use the Merrill Lynch 100 Technology Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 4/30/94.

(3) An unmanaged index comprised of information technology stocks in the Standard & Poor's 500 Index (an unmanaged index of large capitalization stocks). The since inception performance of the index is calculated from 4/30/94.


                                      8 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

FUND SUMMARIES
TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                      None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)               None

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(as a percentage of average net assets)
-----------------------------------------------------------------------------------------------------------
  Management Fees                                                                                    0.70%
  Distribution and Service (12b-1) Fees                                                               None
  Other Expenses                                                                                     0.46%
  Total Annual Fund Operating Expenses                                                               1.16%
  Waiver of Fund Expenses(2)                                                                        (0.18)%
  NET EXPENSES(2)                                                                                    0.98%
-----------------------------------------------------------------------------------------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until June 30, 2003, so that Net Expenses do not exceed 0.98%. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2003 at the discretion of the service providers.

-------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
-------------------------------------------------------------------------------
 1 year                                                                     $100
 3 years                                                                    $337
 5 years                                                                    $607
10 years                                                                  $1,381


                                      9 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

The funds offer five different share classes. This prospectus offers Class Y shares; Class A, Class B, Class C, and Class S shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes that will affect performance. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services.

Because not everyone is eligible to buy every class, determine which classes you are eligible to buy and then decide which class best suits your needs. A number of factors, including the amount of your purchase and the length of time you expect to hold your shares, should be considered before choosing a share class. Contact your investment professional for help in deciding which class would be best for you.

The following describes the features of each class:

CLASS A SHARES. Class A shares have:

o    a front-end sales charge determined by the amount of your purchase.

o    annual distribution and service (12b-1) fees of 0.25%.

o    reduced sales charges for larger purchases.

CLASS B SHARES. Class B shares have:

o    no front-end sales charge.

o a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase.

o    annual distribution and service (12b-1) fees of 1.00%.

o automatic conversion to Class A shares approximately eight years after purchase which reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

CLASS C SHARES. Class C shares have:

o    a front-end sales charge of 1.00%.

o a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 18 months of purchase.

o    annual distribution and service (12b-1) fees of 1.00%.

CLASS S SHARES. Class S shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are typically held in an omnibus account with the transfer agent.

o    do not have a front-end sales charge or a deferred sales charge.

o have an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

CLASS Y SHARES. Class Y shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o    are typically held in an omnibus account with the transfer agent.

o do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Shares may be purchased or sold on days when the New York Stock Exchange is open. Wire federal funds as follows:

U.S. Bank National Association
ABA Number:  0420-00013
Account Number:  112-952-137
Credit to:  First American (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time. In order for shares


                                     10 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

POLICIES & SERVICES
BUYING AND SELLING SHARES CONTINUED

to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See " Redemption In Kind" below.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.


                                     11 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income in the case of Real Estate Securities Fund and capital gains in the case of the other funds.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                                     12 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

ADDITIONAL INFORMATION
MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the fund's board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND                                                       0.43%

REAL ESTATE SECURITIES FUND                                                0.49%

TECHNOLOGY FUND                                                            0.64%
--------------------------------------------------------------------------------

(1) Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to the funds. On May 2, 2001, FAAM and Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each fund to U.S. Bancorp Asset Management did not change as a result of the combination.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                                     13 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Each fund is subject to the particular risks of the sector in which it principally invests.

RISKS OF THE HEALTH SCIENCES SECTOR. Health Sciences Fund invests in equity securities of companies which develop, produce or distribute products or services connected with health care or medicine. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, the health sciences industries generally are subject to greater governmental regulation than many other industries, so that changes in governmental policies may have a material effect on the demand for products and services in these industries. Regulatory approvals generally are required before new drugs, medical devices or medical procedures can be introduced and before health care providers can acquire additional facilities or equipment.

RISKS OF THE REAL ESTATE SECTOR. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

RISKS OF THE TECHNOLOGY SECTOR. Technology Fund invests in equity securities of companies in the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in this industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Health Sciences Fund and Technology Fund may have significant investments in development stage and small-capitalization companies. Stocks of development stage and small-capitalization companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price


                                     14 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS CONTINUED

fluctuations. In some cases, there could be difficulties in selling the stocks of development stage and small-capitalization companies at the desired time and price.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Technology Fund and Health Sciences Fund may frequently invest in companies at the time of their IPO. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITS). Real Estate Securities Fund invests a majority of its assets in REITs and Health Sciences Fund also may invest in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.

A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.

By investing in REITs indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of some of the REITs in which the fund invests.

FOREIGN SECURITY RISK. Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.


                                     15 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for Health Sciences Fund, Real Estate Securities Fund and Technology Fund for the fiscal years ended September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

HEALTH SCIENCES FUND

                                                                 Fiscal year ended September 30,
                                                  2001(1)       2000           1999          1998         1997
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $   13.42     $    8.28     $    7.84     $   12.08     $    9.87
                                                ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Income (Loss)                  --            --          0.04          0.03         (0.01)
         Net Gains (Losses) on Investments
              (both realized and unrealized)        (2.12)         5.14          0.48         (2.78)         2.33
                                                ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations           (2.12)         5.14          0.52         (2.75)         2.32
                                                ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)        --            --         (0.04)        (0.03)        (0.01)
         Distributions (from capital gains)         (1.37)           --         (0.04)        (1.46)        (0.10)
                                                ---------     ---------     ---------     ---------     ---------
         Total Distributions                        (1.37)           --         (0.08)        (1.49)        (0.11)
                                                ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $    9.93     $   13.42     $    8.28     $    7.84     $   12.08
                                                =========     =========     =========     =========     =========
Total Return(2)                                    (17.15)%       62.10%         6.59%       (25.10)%       23.89%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $  17,141     $  19,175     $  12,192     $  21,977     $  41,243
Ratio of Expenses to Average Net Assets              0.90%         0.92%         0.90%         0.90%         0.90%
Ratio of Net Income (Loss) to Average Net Assets    (0.04)%       (0.02)%        0.38%         0.27%         0.06%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                1.17%         1.21%         1.05%         0.95%         1.04%
Ratio of Net Income (Loss) to Average Net Assets
  (excluding waivers)                               (0.31)%       (0.31)%        0.23%         0.22%        (0.08)%
Portfolio Turnover Rate                               103%          104%           53%           45%           54%
-------------------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                     16 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

REAL ESTATE SECURITIES FUND

                                                                Fiscal year ended September 30,
                                                 2001(1)        2000          1999          1998          1997
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $   12.73     $   10.80     $   12.19     $   14.99     $   11.53
                                                ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Income                       0.84          0.77          0.68          0.67          0.74
         Net Gains (Losses) on Investments
              (both realized and unrealized)         0.28          2.00         (1.35)        (2.40)         3.43
                                                ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations            1.12          2.77         (0.67)        (1.73)         4.17
                                                ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)     (0.68)        (0.81)        (0.69)        (0.74)        (0.67)
         Distributions (from capital gains)            --            --            --         (0.33)        (0.03)
         Distributions (from return of capital)     (0.02)        (0.03)        (0.03)           --         (0.01)
                                                ---------     ---------     ---------     ---------     ---------
         Total Distributions                        (0.70)        (0.84)        (0.72)        (1.07)        (0.71)
                                                ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $   13.15     $   12.73     $   10.80     $   12.19     $   14.99
                                                =========     =========     =========     =========     =========
Total Return(2)                                      9.01%        26.95%        (5.64)%      (12.18)%       37.07%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $  96,263     $  56,347     $  51,181     $  58,275     $  40,501
Ratio of Expenses to Average Net Assets              0.80%         0.80%         0.80%         0.80%         0.80%
Ratio of Net Income to Average Net Assets            6.50%         6.79%         5.78%         5.06%         4.57%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                1.01%         0.99%         0.93%         0.93%         1.05%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                                6.29%         6.60%         5.65%         4.93%         4.32%
Portfolio Turnover Rate                                85%           45%           21%           36%           14%
------------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

TECHNOLOGY FUND

                                                                Fiscal year ended September 30,
                                                 2001(1)        2000          1999          1998          1997
-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $   48.60     $   34.64     $   15.73     $   20.29     $   19.29
                                                ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Loss                        (0.11)        (0.34)        (0.13)        (0.08)        (0.06)
         Net Gains (Losses) on Investments
              (both realized and unrealized)       (34.34)        25.36         19.79         (3.27)         3.12
                                                ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations          (34.45)        25.02         19.66         (3.35)         3.06
                                                ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)        --            --            --            --            --
         Distributions (from capital gains)         (7.62)       (11.06)        (0.75)        (1.21)        (2.06)
                                                ---------     ---------     ---------     ---------     ---------
         Total Distributions                        (7.62)       (11.06)        (0.75)        (1.21)        (2.06)
                                                ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $    6.53     $   48.60     $   34.64     $   15.73     $   20.29
                                                =========     =========     =========     =========     =========
Total Return(2)                                    (83.26)%       80.71%       129.52%       (16.41)%       17.95%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $  59,653     $ 436,938     $ 214,620     $ 100,985     $ 148,659
Ratio of Expenses to Average Net Assets              0.90%         0.90%         0.90%         0.90%         0.90%
Ratio of Net Loss to Average Net Assets             (0.62)%       (0.67)%       (0.53)%       (0.38)%       (0.41)%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                0.96%         0.90%         0.91%         0.90%         0.92%
Ratio of Net Loss to Average Net Assets
  (excluding waivers)                               (0.67)%       (0.67)%       (0.54)%       (0.38)%       (0.43)%
Portfolio Turnover Rate                               269%          195%          184%          124%          150%
------------------------------------------------------------------------------------------------------------------

(1)  Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                     17 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROSECTY  5/02

SEC file number:  811-05309




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